UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2021
MFS®  Global Equity Fund
LGE-SEM

MFS® Global Equity Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand has fueled a surge in economic activity as coronavirus restrictions have been eased. Because of this, inflation pressures are being felt, and markets have pushed up yields on global government bonds, resulting in ripple effects across many financial markets.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, the consequence of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special-purpose acquisition companies (SPACs), and the like, bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
June 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Comcast Corp., “A”	3.4%
Medtronic PLC	3.1%
Visa, Inc., “A”	3.0%
Thermo Fisher Scientific, Inc.	2.9%
Schneider Electric SE	2.9%
LVMH Moet Hennessy Louis Vuitton SE	2.6%
Accenture PLC, “A”	2.4%
Nestle S.A.	2.3%
Honeywell International, Inc.	2.3%
Diageo PLC	2.3%
GICS equity sectors (g)
Industrials	20.0%
Health Care	19.2%
Information Technology	15.0%
Consumer Staples	14.1%
Financials	9.0%
Consumer Discretionary	8.2%
Communication Services	7.3%
Materials	5.6%
Real Estate	0.3%
Equity Warrants (o)	0.0%
Issuer country weightings (x)
United States	56.7%
France	11.4%
Switzerland	7.6%
United Kingdom	6.8%
Germany	4.2%
Netherlands	3.0%
Canada	2.5%
Japan	2.1%
Sweden	1.7%
Other Countries	4.0%
Currency exposure weightings (y)
United States Dollar	58.4%
Euro	21.5%
Swiss Franc	7.6%
British Pound Sterling	6.8%
Japanese Yen	2.1%
Swedish Krona	1.7%
South Korean Won	1.1%
Danish Krone	0.6%
Mexican Peso	0.2%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2020 through April 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	1.13%	$1,000.00	$1,311.27	$6.48
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
B	Actual	1.88%	$1,000.00	$1,306.33	$10.75
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
C	Actual	1.88%	$1,000.00	$1,306.16	$10.75
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
I	Actual	0.88%	$1,000.00	$1,312.55	$5.05
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
R1	Actual	1.88%	$1,000.00	$1,306.27	$10.75
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
R2	Actual	1.38%	$1,000.00	$1,309.48	$7.90
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$6.90
R3	Actual	1.13%	$1,000.00	$1,311.17	$6.48
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
R4	Actual	0.88%	$1,000.00	$1,312.75	$5.05
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
R6	Actual	0.79%	$1,000.00	$1,313.39	$4.53
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 3.3%
Honeywell International, Inc.	374,024	$ 83,422,313
MTU Aero Engines Holding AG	72,858	18,385,882
Rolls-Royce Holdings PLC (a)	13,178,366	19,040,822
		$120,849,017
Airlines – 0.9%
Aena S.A. (a)	192,502	$ 33,488,721
Alcoholic Beverages – 5.9%
Carlsberg Group	115,557	$ 20,279,549
Diageo PLC	1,840,465	82,633,080
Heineken N.V.	516,571	59,893,820
Pernod Ricard S.A.	257,697	52,885,629
		$215,692,078
Apparel Manufacturers – 4.4%
Burberry Group PLC (a)	779,549	$ 22,188,647
Compagnie Financiere Richemont S.A.	413,269	42,374,496
LVMH Moet Hennessy Louis Vuitton SE	126,686	95,375,423
		$159,938,566
Automotive – 0.5%
Aptiv PLC (a)	129,031	$ 18,566,271
Broadcasting – 3.0%
Omnicom Group, Inc.	116,800	$ 9,607,968
Walt Disney Co. (a)	390,556	72,651,227
WPP Group PLC	2,065,542	27,830,130
		$110,089,325
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp.	745,443	$ 52,479,187
Deutsche Boerse AG	101,729	17,526,119
		$70,005,306
Business Services – 9.9%
Accenture PLC, “A”	308,195	$ 89,367,304
Adecco S.A.	229,391	15,533,030
Brenntag AG	211,394	18,979,805
Cognizant Technology Solutions Corp., “A”	434,934	34,968,694
Compass Group PLC (a)	1,181,553	25,659,800
Equifax, Inc.	194,875	44,671,196
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Fidelity National Information Services, Inc.	356,674	$ 54,535,454
Fiserv, Inc. (a)	280,105	33,646,213
PayPal Holdings, Inc. (a)	169,340	44,416,189
		$361,777,685
Cable TV – 4.3%
Comcast Corp., “A”	2,202,479	$ 123,669,196
Liberty Broadband Corp. (a)	209,141	34,031,423
		$157,700,619
Chemicals – 2.7%
3M Co.	274,212	$ 54,058,154
PPG Industries, Inc.	251,751	43,109,841
		$97,167,995
Computer Software – 2.5%
Check Point Software Technologies Ltd. (a)	302,686	$ 35,356,752
Oracle Corp.	737,932	55,927,866
		$91,284,618
Computer Software - Systems – 1.4%
Cisco Systems, Inc.	278,191	$ 14,162,704
Samsung Electronics Co. Ltd.	527,331	38,636,649
		$52,799,353
Construction – 0.5%
Otis Worldwide Corp.	242,042	$ 18,847,810
Consumer Products – 4.1%
Colgate-Palmolive Co.	404,181	$ 32,617,407
Essity AB	1,908,313	62,283,831
Reckitt Benckiser Group PLC	610,942	54,429,761
		$149,330,999
Electrical Equipment – 4.5%
Amphenol Corp., “A”	306,591	$ 20,645,838
Legrand S.A.	411,408	40,063,837
Schneider Electric SE	661,389	105,771,509
		$166,481,184
Electronics – 1.0%
Hoya Corp.	151,400	$ 17,226,270
Microchip Technology, Inc.	126,573	19,022,656
		$36,248,926
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 4.1%
Danone S.A.	937,203	$ 66,061,488
Nestle S.A.	718,520	85,663,792
		$151,725,280
Gaming & Lodging – 1.1%
Marriott International, Inc., “A” (a)	145,664	$ 21,634,017
Whitbread PLC (a)	396,559	17,766,344
		$39,400,361
Insurance – 1.7%
Aon PLC	169,947	$ 42,731,474
Willis Towers Watson PLC	76,774	19,873,717
		$62,605,191
Internet – 0.9%
eBay, Inc.	569,515	$ 31,773,242
Machinery & Tools – 1.5%
Carrier Global Corp.	207,087	$ 9,024,852
Kubota Corp.	2,028,000	47,689,267
		$56,714,119
Major Banks – 3.6%
Bank of New York Mellon Corp.	258,583	$ 12,898,120
Erste Group Bank AG (a)	285,677	10,166,273
Goldman Sachs Group, Inc.	185,627	64,681,728
State Street Corp.	160,005	13,432,420
UBS Group AG	1,934,959	29,503,755
		$130,682,296
Medical Equipment – 14.6%
Abbott Laboratories	438,431	$ 52,646,794
Boston Scientific Corp. (a)	1,185,070	51,669,052
Cooper Cos., Inc.	91,346	37,533,158
EssilorLuxottica	78,605	13,079,196
Medtronic PLC	857,379	112,248,059
Olympus Corp.	670,700	13,792,646
Sonova Holding AG (a)	33,449	9,892,773
Stryker Corp.	248,605	65,291,131
Thermo Fisher Scientific, Inc.	225,241	105,915,075
Waters Corp. (a)	112,022	33,592,037
Zimmer Biomet Holdings, Inc.	218,987	38,795,737
		$534,455,658
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 4.9%
American Express Co.	292,742	$ 44,891,986
Grupo Financiero Banorte S.A. de C.V.	1,262,674	7,183,846
Julius Baer Group Ltd.	239,916	15,110,833
Visa, Inc., “A”	478,409	111,737,206
		$178,923,871
Pharmaceuticals – 4.5%
Bayer AG	670,090	$ 43,358,238
Merck KGaA	244,671	42,990,857
Roche Holding AG	242,499	79,022,943
		$165,372,038
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	54,118	$ 4,896,669
Railroad & Shipping – 4.8%
Canadian National Railway Co.	597,384	$ 64,308,387
Canadian Pacific Railway Ltd.	71,889	26,823,942
Kansas City Southern Co.	187,522	54,795,804
Union Pacific Corp.	143,096	31,780,191
		$177,708,324
Real Estate – 0.3%
Deutsche Wohnen SE	233,389	$ 12,626,637
Specialty Chemicals – 4.4%
Akzo Nobel N.V.	383,934	$ 46,121,539
L'Air Liquide S.A.	196,982	33,183,444
Linde PLC	227,342	64,968,621
Linde PLC	60,019	17,155,831
		$161,429,435
Specialty Stores – 0.3%
Hermes International	8,680	$ 10,894,693
Trucking – 1.1%
United Parcel Service, Inc., “B”	206,226	$ 42,041,232
Total Common Stocks (Identified Cost, $1,815,759,603)		$3,621,517,519

9

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67.00	11/20/23	846,954	$ 361,689

Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $39,756,369)	39,756,369	$ 39,756,369
Other Assets, Less Liabilities – 0.2%		7,854,171
Net Assets – 100.0%		$3,669,489,748

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $39,756,369 and $3,621,879,208, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 4/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,815,759,603)	$3,621,879,208
Investments in affiliated issuers, at value (identified cost, $39,756,369)	39,756,369
Foreign currency, at value (identified cost, $1,794,081)	1,794,081
Receivables for
Investments sold	4,155,866
Fund shares sold	5,325,596
Interest and dividends	11,908,630
Other assets	18,818
Total assets	$3,684,838,568
Liabilities
Payable to custodian	$749
Payables for
Investments purchased	10,570,608
Fund shares reacquired	3,707,145
Payable to affiliates
Investment adviser	148,129
Administrative services fee	2,692
Shareholder servicing costs	665,202
Distribution and service fees	21,980
Payable for independent Trustees' compensation	5,594
Deferred country tax expense payable	2,689
Accrued expenses and other liabilities	224,032
Total liabilities	$15,348,820
Net assets	$3,669,489,748
Net assets consist of
Paid-in capital	$1,729,721,371
Total distributable earnings (loss)	1,939,768,377
Net assets	$3,669,489,748
Shares of beneficial interest outstanding	62,554,489
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$859,229,098	14,840,283	$57.90
Class B	17,981,120	340,041	52.88
Class C	122,618,532	2,437,733	50.30
Class I	1,149,345,813	19,292,461	59.57
Class R1	2,054,739	39,780	51.65
Class R2	37,413,419	666,239	56.16
Class R3	88,130,162	1,533,125	57.48
Class R4	90,485,665	1,556,472	58.14
Class R6	1,302,231,200	21,848,355	59.60

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $61.43 [100 / 94.25 x $57.90]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 4/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$28,422,661
Income on securities loaned	27,108
Dividends from affiliated issuers	5,288
Other	28
Foreign taxes withheld	(2,205,942)
Total investment income	$26,249,143
Expenses
Management fee	$12,618,167
Distribution and service fees	1,862,484
Shareholder servicing costs	1,156,058
Administrative services fee	214,683
Independent Trustees' compensation	21,336
Custodian fee	150,984
Shareholder communications	78,959
Audit and tax fees	52,139
Legal fees	11,036
Miscellaneous	127,885
Total expenses	$16,293,731
Fees paid indirectly	(1)
Reduction of expenses by investment adviser and distributor	(190,164)
Net expenses	$16,103,566
Net investment income (loss)	$10,145,577
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $3 country tax)	$134,937,609
Foreign currency	(52,622)
Net realized gain (loss)	$134,884,987
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$737,547,198
Translation of assets and liabilities in foreign currencies	93,590
Net unrealized gain (loss)	$737,640,788
Net realized and unrealized gain (loss)	$872,525,775
Change in net assets from operations	$882,671,352
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20
Change in net assets
From operations
Net investment income (loss)	$10,145,577	$20,677,286
Net realized gain (loss)	134,884,987	71,820,605
Net unrealized gain (loss)	737,640,788	(73,221,313)
Change in net assets from operations	$882,671,352	$19,276,578
Total distributions to shareholders	$(81,529,939)	$(66,891,427)
Change in net assets from fund share transactions	$5,543,785	$(76,077,603)
Total change in net assets	$806,685,198	$(123,692,452)
Net assets
At beginning of period	2,862,804,550	2,986,497,002
At end of period	$3,669,489,748	$2,862,804,550
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$45.22	$45.79	$41.44	$43.43	$36.00	$36.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.25	$0.42	$0.40	$0.27(c)	$0.26
Net realized and unrealized gain (loss)	13.80	0.16(g)	6.10	(1.23)	7.66	0.16
Total from investment operations	$13.92	$0.41	$6.52	$(0.83)	$7.93	$0.42
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.45)	$(0.42)	$(0.29)	$(0.21)	$(0.26)
From net realized gain	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)	(0.38)
Total distributions declared to shareholders	$(1.24)	$(0.98)	$(2.17)	$(1.16)	$(0.50)	$(0.64)
Net asset value, end of period (x)	$57.90	$45.22	$45.79	$41.44	$43.43	$36.00
Total return (%) (r)(s)(t)(x)	31.13(n)	0.83	16.67	(1.99)	22.28(c)	1.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14(a)	1.16	1.17	1.16	1.17(c)	1.22
Expenses after expense reductions (f)	1.13(a)	1.15	1.15	1.15	1.16(c)	1.21
Net investment income (loss)	0.44(a)	0.55	0.98	0.91	0.68(c)	0.74
Portfolio turnover	7(n)	9	7	12	10	8
Net assets at end of period (000 omitted)	$859,229	$667,074	$721,141	$671,000	$703,516	$655,756
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$41.35	$41.93	$38.09	$40.03	$33.26	$33.51
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.09)	$0.10	$0.06	$(0.02)(c)	$(0.01)
Net realized and unrealized gain (loss)	12.62	0.15(g)	5.60	(1.12)	7.08	0.16
Total from investment operations	$12.54	$0.06	$5.70	$(1.06)	$7.06	$0.15
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.11)	$(0.01)	$—	$(0.02)
From net realized gain	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)	(0.38)
Total distributions declared to shareholders	$(1.01)	$(0.64)	$(1.86)	$(0.88)	$(0.29)	$(0.40)
Net asset value, end of period (x)	$52.88	$41.35	$41.93	$38.09	$40.03	$33.26
Total return (%) (r)(s)(t)(x)	30.63(n)	0.08	15.79	(2.73)	21.37(c)	0.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89(a)	1.91	1.92	1.91	1.92(c)	1.97
Expenses after expense reductions (f)	1.88(a)	1.90	1.91	1.90	1.91(c)	1.96
Net investment income (loss)	(0.34)(a)	(0.21)	0.24	0.15	(0.04)(c)	(0.03)
Portfolio turnover	7(n)	9	7	12	10	8
Net assets at end of period (000 omitted)	$17,981	$15,902	$22,592	$24,726	$29,043	$25,664
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$39.38	$40.00	$36.44	$38.35	$31.88	$32.19
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.08)	$0.09	$0.06	$(0.02)(c)	$(0.01)
Net realized and unrealized gain (loss)	12.01	0.14(g)	5.34	(1.07)	6.78	0.15
Total from investment operations	$11.93	$0.06	$5.43	$(1.01)	$6.76	$0.14
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.12)	$(0.03)	$—	$(0.07)
From net realized gain	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)	(0.38)
Total distributions declared to shareholders	$(1.01)	$(0.68)	$(1.87)	$(0.90)	$(0.29)	$(0.45)
Net asset value, end of period (x)	$50.30	$39.38	$40.00	$36.44	$38.35	$31.88
Total return (%) (r)(s)(t)(x)	30.62(n)	0.09	15.78	(2.72)	21.36(c)	0.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89(a)	1.91	1.92	1.91	1.92(c)	1.97
Expenses after expense reductions (f)	1.88(a)	1.90	1.91	1.90	1.91(c)	1.96
Net investment income (loss)	(0.34)(a)	(0.19)	0.23	0.16	(0.05)(c)	(0.03)
Portfolio turnover	7(n)	9	7	12	10	8
Net assets at end of period (000 omitted)	$122,619	$110,351	$143,769	$149,669	$180,446	$156,837
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$46.55	$47.09	$42.57	$44.58	$36.94	$37.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.37	$0.53	$0.52	$0.41(c)	$0.34
Net realized and unrealized gain (loss)	14.18	0.18(g)	6.27	(1.27)	7.83	0.19
Total from investment operations	$14.37	$0.55	$6.80	$(0.75)	$8.24	$0.53
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.56)	$(0.53)	$(0.39)	$(0.31)	$(0.35)
From net realized gain	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)	(0.38)
Total distributions declared to shareholders	$(1.35)	$(1.09)	$(2.28)	$(1.26)	$(0.60)	$(0.73)
Net asset value, end of period (x)	$59.57	$46.55	$47.09	$42.57	$44.58	$36.94
Total return (%) (r)(s)(t)(x)	31.26(n)	1.10	16.94	(1.76)	22.60(c)	1.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.91	0.92	0.91	0.92(c)	0.97
Expenses after expense reductions (f)	0.88(a)	0.90	0.91	0.90	0.91(c)	0.96
Net investment income (loss)	0.68(a)	0.80	1.21	1.17	1.01(c)	0.93
Portfolio turnover	7(n)	9	7	12	10	8
Net assets at end of period (000 omitted)	$1,149,346	$908,819	$947,284	$935,292	$1,070,007	$793,470
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$40.41	$40.97	$37.25	$39.18	$32.56	$32.80
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.09)	$0.09	$0.06	$(0.02)(c)	$(0.01)
Net realized and unrealized gain (loss)	12.32	0.15(g)	5.47	(1.09)	6.93	0.16
Total from investment operations	$12.25	$0.06	$5.56	$(1.03)	$6.91	$0.15
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.09)	$(0.03)	$—	$(0.01)
From net realized gain	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)	(0.38)
Total distributions declared to shareholders	$(1.01)	$(0.62)	$(1.84)	$(0.90)	$(0.29)	$(0.39)
Net asset value, end of period (x)	$51.65	$40.41	$40.97	$37.25	$39.18	$32.56
Total return (%) (r)(s)(t)(x)	30.63(n)	0.08	15.77	(2.73)	21.37(c)	0.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89(a)	1.91	1.92	1.91	1.92(c)	1.97
Expenses after expense reductions (f)	1.88(a)	1.90	1.91	1.90	1.91(c)	1.96
Net investment income (loss)	(0.30)(a)	(0.23)	0.22	0.16	(0.05)(c)	(0.03)
Portfolio turnover	7(n)	9	7	12	10	8
Net assets at end of period (000 omitted)	$2,055	$1,556	$2,485	$2,538	$3,411	$3,442
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$43.83	$44.38	$40.21	$42.16	$34.96	$35.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.13	$0.31	$0.28	$0.18(c)	$0.16
Net realized and unrealized gain (loss)	13.37	0.16(g)	5.91	(1.19)	7.43	0.16
Total from investment operations	$13.42	$0.29	$6.22	$(0.91)	$7.61	$0.32
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.31)	$(0.30)	$(0.17)	$(0.12)	$(0.17)
From net realized gain	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)	(0.38)
Total distributions declared to shareholders	$(1.09)	$(0.84)	$(2.05)	$(1.04)	$(0.41)	$(0.55)
Net asset value, end of period (x)	$56.16	$43.83	$44.38	$40.21	$42.16	$34.96
Total return (%) (r)(s)(t)(x)	30.95(n)	0.59	16.36	(2.24)	21.97(c)	0.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39(a)	1.41	1.42	1.41	1.42(c)	1.47
Expenses after expense reductions (f)	1.38(a)	1.40	1.41	1.40	1.41(c)	1.46
Net investment income (loss)	0.20(a)	0.30	0.76	0.66	0.45(c)	0.47
Portfolio turnover	7(n)	9	7	12	10	8
Net assets at end of period (000 omitted)	$37,413	$27,772	$37,042	$40,944	$52,489	$49,546
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$44.89	$45.46	$41.16	$43.14	$35.76	$35.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.24	$0.41	$0.39	$0.28(c)	$0.26
Net realized and unrealized gain (loss)	13.70	0.17(g)	6.06	(1.21)	7.60	0.16
Total from investment operations	$13.81	$0.41	$6.47	$(0.82)	$7.88	$0.42
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.45)	$(0.42)	$(0.29)	$(0.21)	$(0.26)
From net realized gain	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)	(0.38)
Total distributions declared to shareholders	$(1.22)	$(0.98)	$(2.17)	$(1.16)	$(0.50)	$(0.64)
Net asset value, end of period (x)	$57.48	$44.89	$45.46	$41.16	$43.14	$35.76
Total return (%) (r)(s)(t)(x)	31.12(n)	0.83	16.65	(2.00)	22.29(c)	1.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14(a)	1.16	1.17	1.16	1.17(c)	1.22
Expenses after expense reductions (f)	1.13(a)	1.15	1.16	1.15	1.16(c)	1.21
Net investment income (loss)	0.44(a)	0.54	0.97	0.90	0.70(c)	0.74
Portfolio turnover	7(n)	9	7	12	10	8
Net assets at end of period (000 omitted)	$88,130	$70,852	$91,019	$90,003	$108,852	$98,106
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$45.44	$45.98	$41.63	$43.62	$36.15	$36.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.36	$0.54	$0.51	$0.38(c)	$0.35
Net realized and unrealized gain (loss)	13.87	0.17(g)	6.09	(1.23)	7.68	0.16
Total from investment operations	$14.05	$0.53	$6.63	$(0.72)	$8.06	$0.51
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.54)	$(0.53)	$(0.40)	$(0.30)	$(0.35)
From net realized gain	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)	(0.38)
Total distributions declared to shareholders	$(1.35)	$(1.07)	$(2.28)	$(1.27)	$(0.59)	$(0.73)
Net asset value, end of period (x)	$58.14	$45.44	$45.98	$41.63	$43.62	$36.15
Total return (%) (r)(s)(t)(x)	31.30(n)	1.09	16.93	(1.75)	22.61(c)	1.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.91	0.92	0.91	0.92(c)	0.97
Expenses after expense reductions (f)	0.88(a)	0.90	0.91	0.90	0.91(c)	0.96
Net investment income (loss)	0.66(a)	0.80	1.25	1.16	0.96(c)	0.99
Portfolio turnover	7(n)	9	7	12	10	8
Net assets at end of period (000 omitted)	$90,486	$84,424	$97,861	$136,066	$142,713	$116,248
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$46.58	$47.13	$42.61	$44.61	$36.96	$37.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.41	$0.59	$0.54	$0.41(c)	$0.39
Net realized and unrealized gain (loss)	14.21	0.17(g)	6.26	(1.24)	7.86	0.16
Total from investment operations	$14.42	$0.58	$6.85	$(0.70)	$8.27	$0.55
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.60)	$(0.58)	$(0.43)	$(0.33)	$(0.38)
From net realized gain	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)	(0.38)
Total distributions declared to shareholders	$(1.40)	$(1.13)	$(2.33)	$(1.30)	$(0.62)	$(0.76)
Net asset value, end of period (x)	$59.60	$46.58	$47.13	$42.61	$44.61	$36.96
Total return (%) (r)(s)(t)(x)	31.34(n)	1.17	17.07	(1.66)	22.71(c)	1.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80(a)	0.82	0.83	0.81	0.83(c)	0.87
Expenses after expense reductions (f)	0.79(a)	0.81	0.82	0.80	0.82(c)	0.87
Net investment income (loss)	0.78(a)	0.89	1.35	1.20	0.99(c)	1.08
Portfolio turnover	7(n)	9	7	12	10	8
Net assets at end of period (000 omitted)	$1,302,231	$976,055	$923,304	$809,357	$1,034,078	$494,203

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
24

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,
25

Notes to Financial Statements (unaudited) - continued
an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,621,879,208	$—	$—	$3,621,879,208
Mutual Funds	39,756,369	—	—	39,756,369
Total	$3,661,635,577	$—	$—	$3,661,635,577
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and
26

Notes to Financial Statements (unaudited) - continued
the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order
27

Notes to Financial Statements (unaudited) - continued
to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/20
Ordinary income (including any short-term capital gains)	$33,000,388
Long-term capital gains	33,891,039
Total distributions	$66,891,427
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/21
Cost of investments	$1,866,271,934
Gross appreciation	1,831,951,108
Gross depreciation	(36,587,465)
Net unrealized appreciation (depreciation)	$1,795,363,643
As of 10/31/20
Undistributed ordinary income	18,216,681
Undistributed long-term capital gain	62,525,550
Other temporary differences	68,289
Net unrealized appreciation (depreciation)	1,057,816,444
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
28

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/21	Year ended 10/31/20
Class A	$18,069,813	$15,257,290
Class B	379,523	332,572
Class C	2,775,096	2,427,174
Class I	26,343,700	20,515,399
Class R1	38,933	31,441
Class R2	669,457	671,597
Class R3	1,864,571	1,994,284
Class R4	2,144,683	2,161,587
Class R6	29,244,163	23,500,083
Total	$81,529,939	$66,891,427
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion and up to $5 billion	0.65%
In excess of $5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended April 30, 2021, this management fee reduction amounted to $189,910, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $57,206 for the six months ended April 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
29

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 977,100
Class B	0.75%	0.25%	1.00%	1.00%	88,484
Class C	0.75%	0.25%	1.00%	1.00%	601,294
Class R1	0.75%	0.25%	1.00%	1.00%	9,286
Class R2	0.25%	0.25%	0.50%	0.50%	84,888
Class R3	—	0.25%	0.25%	0.25%	101,432
Total Distribution and Service Fees					$1,862,484
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2021, this rebate amounted to $243, $4, $2, and $5 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2021, were as follows:
Amount
Class A	$10,445
Class B	3,534
Class C	2,253
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2021, the fee was $116,752, which equated to 0.0070% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,039,306.
30

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.0128% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $116 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2021. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $3,887 at April 30, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2021, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,043,693 and $890,218, respectively. The sales transactions resulted in net realized gains (losses) of $205,500.
(4) Portfolio Securities
For the six months ended April 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $217,609,400 and $309,693,901, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	943,292	$50,420,255	2,062,029	$91,464,449
Class B	2,036	99,323	2,606	106,338
Class C	108,061	5,024,930	302,426	11,783,499
Class I	1,990,024	109,093,179	6,865,754	306,885,476
Class R1	1,882	90,222	9,220	368,033
Class R2	131,802	6,718,765	134,019	5,895,820
Class R3	210,320	11,014,978	448,540	19,864,316
Class R4	136,924	7,324,629	505,937	22,515,810
Class R6	2,777,856	155,564,499	5,586,226	258,159,146
	6,302,197	$345,350,780	15,916,757	$717,042,887
Shares issued to shareholders in reinvestment of distributions
Class A	326,776	$16,721,145	305,365	$14,217,807
Class B	7,844	367,633	7,548	323,425
Class C	58,709	2,617,845	51,964	2,120,668
Class I	462,774	24,341,891	387,697	18,535,791
Class R1	850	38,933	751	31,441
Class R2	13,177	654,619	13,739	621,256
Class R3	36,697	1,864,571	43,148	1,994,284
Class R4	40,089	2,057,798	44,261	2,066,111
Class R6	533,533	28,069,162	470,482	22,493,742
	1,480,449	$76,733,597	1,324,955	$62,404,525
Shares reacquired
Class A	(1,180,540)	$(62,453,573)	(3,366,891)	$(147,063,778)
Class B	(54,420)	(2,670,856)	(164,410)	(6,623,338)
Class C	(531,526)	(24,547,889)	(1,146,313)	(44,353,628)
Class I	(2,685,525)	(147,519,596)	(7,845,143)	(349,278,053)
Class R1	(1,445)	(70,134)	(32,139)	(1,334,423)
Class R2	(112,443)	(5,774,543)	(348,777)	(15,301,223)
Class R3	(292,093)	(15,235,107)	(915,597)	(40,775,067)
Class R4	(478,318)	(25,412,879)	(820,637)	(36,807,117)
Class R6	(2,415,604)	(132,856,015)	(4,696,642)	(213,988,388)
	(7,751,914)	$(416,540,592)	(19,336,549)	$(855,525,015)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	89,528	$4,687,827	(999,497)	$(41,381,522)
Class B	(44,540)	(2,203,900)	(154,256)	(6,193,575)
Class C	(364,756)	(16,905,114)	(791,923)	(30,449,461)
Class I	(232,727)	(14,084,526)	(591,692)	(23,856,786)
Class R1	1,287	59,021	(22,168)	(934,949)
Class R2	32,536	1,598,841	(201,019)	(8,784,147)
Class R3	(45,076)	(2,355,558)	(423,909)	(18,916,467)
Class R4	(301,305)	(16,030,452)	(270,439)	(12,225,196)
Class R6	895,785	50,777,646	1,360,066	66,664,500
	30,732	$5,543,785	(2,094,837)	$(76,077,603)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2021, the fund’s commitment fee and interest expense were $6,923 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$17,796,799	$220,403,681	$198,444,111	$—	$—	$39,756,369
33

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,288	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
34

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
April 30, 2021
MFS®  Global Total
Return Fund
MWT-SEM

MFS® Global Total
Return Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand has fueled a surge in economic activity as coronavirus restrictions have been eased. Because of this, inflation pressures are being felt, and markets have pushed up yields on global government bonds, resulting in ripple effects across many financial markets.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, the consequence of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special-purpose acquisition companies (SPACs), and the like, bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
June 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
U.S. Treasury Note 2 yr Future - JUN 2021	2.9%
U.S. Treasury Notes, 2.375%, 5/15/2029	2.0%
Schneider Electric SE	1.5%
Roche Holding AG	1.5%
Government of Japan, 2.3%, 3/20/2040	1.3%
Euro-Bobl 5 yr Future - JUN 2021	1.2%
Johnson & Johnson	1.2%
U.S. Treasury 10 yr IRS Option, Pay 1.75%, 9/19/22	(2.3)%
U.S. Treasury Note 5 yr Future - JUN 2021	(2.4)%
Euro-Bund 10 yr Future - JUN 2021	(3.0)%
Composition including fixed income credit quality (a)(i)
AAA	2.1%
AA	3.1%
A	6.6%
BBB	14.9%
BB (o)	0.0%
B	0.1%
D (o)	0.0%
U.S. Government	4.1%
Federal Agencies	3.6%
Not Rated	(3.0)%
Non-Fixed Income	59.4%
Cash & Cash Equivalents	3.8%
Other	5.3%
GICS equity sectors (g)
Financials	12.1%
Industrials	9.8%
Health Care	8.7%
Consumer Staples	8.3%
Information Technology	8.0%
Communication Services	3.4%
Consumer Discretionary	3.0%
Materials	2.4%
Utilities	1.7%
Energy	1.4%
Real Estate	0.4%
Convertible Debt	0.2%
Equity Warrants (o)	0.0%

Portfolio Composition - continued
Fixed income sectors (i)
Investment Grade Corporates	12.6%
Non-U.S. Government Bonds	6.9%
Emerging Markets Bonds	4.5%
Mortgage-Backed Securities	3.6%
U.S. Treasury Securities	1.4%
Commercial Mortgage-Backed Securities	0.8%
Collateralized Debt Obligations	0.7%
High Yield Corporates	0.6%
Municipal Bonds	0.3%
Asset-Backed Securities	0.1%
U.S. Government Agencies (o)	0.0%
Issuer country weightings (i)(x)
United States	55.3%
Japan	7.2%
United Kingdom	5.8%
France	4.6%
Switzerland	4.4%
Italy	2.8%
China	2.3%
Canada	2.3%
Netherlands	1.7%
Other Countries	13.6%
Currency exposure weightings (i)(y)
United States Dollar	49.7%
Euro	16.5%
Japanese Yen	10.3%
British Pound Sterling	5.1%
Swiss Franc	4.1%
Canadian Dollar	3.2%
Chinese Yuan Offshore	2.1%
South Korean Won	1.7%
Taiwan Dollar	1.4%
Other Currencies	5.9%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2020 through April 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	1.09%	$1,000.00	$1,169.44	$5.86
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
B	Actual	1.84%	$1,000.00	$1,165.12	$9.88
	Hypothetical (h)	1.84%	$1,000.00	$1,015.67	$9.20
C	Actual	1.84%	$1,000.00	$1,164.92	$9.88
	Hypothetical (h)	1.84%	$1,000.00	$1,015.67	$9.20
I	Actual	0.84%	$1,000.00	$1,171.15	$4.52
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
R1	Actual	1.84%	$1,000.00	$1,165.08	$9.88
	Hypothetical (h)	1.84%	$1,000.00	$1,015.67	$9.20
R2	Actual	1.34%	$1,000.00	$1,167.99	$7.20
	Hypothetical (h)	1.34%	$1,000.00	$1,018.15	$6.71
R3	Actual	1.09%	$1,000.00	$1,168.78	$5.86
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
R4	Actual	0.84%	$1,000.00	$1,170.61	$4.52
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
R6	Actual	0.75%	$1,000.00	$1,170.97	$4.04
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.7%
Aerospace & Defense – 1.7%
Honeywell International, Inc.	57,960	$ 12,927,399
L3Harris Technologies, Inc.	25,271	5,287,451
Lockheed Martin Corp.	20,930	7,965,121
Northrop Grumman Corp.	14,089	4,993,705
		$31,173,676
Alcoholic Beverages – 1.5%
Diageo PLC	222,414	$ 9,985,930
Heineken N.V.	79,952	9,270,034
Pernod Ricard S.A.	39,438	8,093,627
		$27,349,591
Apparel Manufacturers – 0.8%
Adidas AG	18,043	$ 5,571,641
Burberry Group PLC (a)	84,233	2,397,561
Compagnie Financiere Richemont S.A.	71,935	7,375,848
		$15,345,050
Automotive – 1.5%
Aptiv PLC (a)	33,806	$ 4,864,346
Lear Corp.	28,067	5,159,837
LKQ Corp. (a)	100,123	4,676,745
Magna International, Inc.	120,536	11,383,329
Zhengzhou Yutong Bus Co. Ltd., “A”	355,900	748,482
		$26,832,739
Biotechnology – 0.1%
Gilead Sciences, Inc.	35,281	$ 2,239,285
Brokerage & Asset Managers – 1.6%
Artisan Partners Asset Management, Inc.	14,255	$ 725,865
BlackRock, Inc.	7,297	5,978,432
Cboe Global Markets, Inc.	47,878	4,997,027
Charles Schwab Corp.	164,639	11,590,586
IG Group Holdings PLC	81,490	1,030,882
NASDAQ, Inc.	32,050	5,177,357
		$29,500,149

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – 2.7%
Accenture PLC, “A”	37,530	$ 10,882,574
CGI, Inc. (a)	72,386	6,404,408
Equifax, Inc.	27,574	6,320,788
Experian PLC	95,477	3,681,490
Fidelity National Information Services, Inc.	41,756	6,384,492
Fiserv, Inc. (a)	57,434	6,898,972
Nomura Research Institute Ltd.	111,500	3,433,045
Secom Co. Ltd.	77,600	6,444,300
		$50,450,069
Cable TV – 0.9%
Comcast Corp., “A”	303,532	$ 17,043,322
Chemicals – 1.2%
3M Co.	38,981	$ 7,684,715
Eastman Chemical Co.	22,929	2,645,777
PPG Industries, Inc.	72,213	12,365,754
		$22,696,246
Computer Software – 0.4%
Adobe Systems, Inc. (a)	2,120	$ 1,077,681
Microsoft Corp.	23,139	5,835,193
		$6,912,874
Computer Software - Systems – 2.0%
Amadeus IT Group S.A. (a)	96,515	$ 6,579,194
Fujitsu Ltd.	45,400	7,230,186
Hitachi Ltd.	211,500	10,413,409
Hon Hai Precision Industry Co. Ltd.	759,000	3,177,089
Samsung Electronics Co. Ltd.	134,776	9,874,809
		$37,274,687
Construction – 1.1%
D.R. Horton, Inc.	9,593	$ 942,896
Masco Corp.	112,484	7,185,478
Stanley Black & Decker, Inc.	29,060	6,008,736
Vulcan Materials Co.	31,185	5,558,414
		$19,695,524
Consumer Products – 2.0%
Colgate-Palmolive Co.	189,996	$ 15,332,677
Kao Corp.	62,400	4,000,703
Kimberly-Clark Corp.	75,190	10,024,331

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	87,740	$ 7,816,891
		$37,174,602
Electrical Equipment – 2.4%
Johnson Controls International PLC	146,483	$ 9,131,750
Legrand S.A.	51,404	5,005,837
Schneider Electric SE	170,172	27,214,467
Yokogawa Electric Corp.	187,700	3,407,419
		$44,759,473
Electronics – 3.6%
Analog Devices, Inc.	22,161	$ 3,394,179
Hoya Corp.	31,000	3,527,175
Intel Corp.	203,896	11,730,137
Kyocera Corp.	71,200	4,323,858
NXP Semiconductors N.V.	35,620	6,857,206
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	188,604	22,017,631
Texas Instruments, Inc.	83,878	15,140,818
		$66,991,004
Energy - Independent – 0.6%
China Shenhua Energy Co. Ltd.	1,123,000	$ 2,342,068
ConocoPhillips	102,778	5,256,067
Hess Corp.	39,691	2,957,376
		$10,555,511
Energy - Integrated – 0.6%
China Petroleum & Chemical Corp.	13,994,000	$ 6,972,003
Eni S.p.A.	248,893	2,971,370
LUKOIL PJSC, ADR	6,310	483,851
		$10,427,224
Engineering - Construction – 0.1%
Doosan Bobcat, Inc. (a)	12,128	$ 497,724
Quanta Services, Inc.	19,232	1,858,580
		$2,356,304
Food & Beverages – 2.5%
Danone S.A.	122,134	$ 8,608,972
General Mills, Inc.	169,743	10,330,559
J.M. Smucker Co.	76,363	10,002,789
Nestle S.A.	125,729	14,989,733
PepsiCo, Inc.	13,577	1,957,260
		$45,889,313

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	83,413	$ 1,548,979
Magnit OJSC, GDR	35,228	496,186
Tesco PLC	2,053,882	6,268,696
		$8,313,861
General Merchandise – 0.2%
BIM Birlesik Magazalar A.S.	227,191	$ 1,783,773
Wal-Mart de Mexico S.A.B. de C.V.	616,187	2,017,049
		$3,800,822
Health Maintenance Organizations – 0.6%
Cigna Corp.	41,757	$ 10,397,911
Insurance – 3.8%
Aon PLC	71,438	$ 17,962,371
Chubb Ltd.	65,978	11,321,165
Equitable Holdings, Inc.	166,779	5,708,845
Hartford Financial Services Group, Inc.	36,787	2,426,471
Manulife Financial Corp.	457,720	9,994,878
Marsh & McLennan Cos., Inc.	38,264	5,192,425
MetLife, Inc.	59,579	3,791,012
NN Group N.V.	25,532	1,276,026
Samsung Fire & Marine Insurance Co. Ltd.	16,106	2,866,893
Travelers Cos., Inc.	53,308	8,244,615
Willis Towers Watson PLC	8,364	2,165,105
		$70,949,806
Leisure & Toys – 0.1%
Brunswick Corp.	10,828	$ 1,160,004
Electronic Arts, Inc.	7,142	1,014,735
		$2,174,739
Machinery & Tools – 1.9%
AGCO Corp.	15,185	$ 2,215,795
Eaton Corp. PLC	136,817	19,555,254
Ingersoll Rand, Inc. (a)	125,734	6,212,517
Kubota Corp.	323,000	7,595,480
		$35,579,046
Major Banks – 5.2%
ABSA Group Ltd. (a)	287,848	$ 2,430,408
Banco do Brasil	271,300	1,480,349
Bank of America Corp.	335,438	13,595,302
BNP Paribas	114,907	7,375,665
BOC Hong Kong Holdings Ltd.	842,000	2,970,075

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
China Construction Bank Corp.	4,488,000	$ 3,553,307
DBS Group Holdings Ltd.	451,700	10,152,431
Goldman Sachs Group, Inc.	35,913	12,513,885
JPMorgan Chase & Co.	114,314	17,582,636
NatWest Group PLC	2,246,328	6,099,105
UBS Group AG	1,151,687	17,560,626
		$95,313,789
Medical & Health Technology & Services – 0.7%
HCA Healthcare, Inc.	16,963	$ 3,410,581
McKesson Corp.	28,364	5,319,952
Quest Diagnostics, Inc.	35,470	4,677,783
		$13,408,316
Medical Equipment – 2.1%
Abbott Laboratories	19,518	$ 2,343,721
Becton, Dickinson and Co.	21,729	5,406,392
Boston Scientific Corp. (a)	165,742	7,226,351
Danaher Corp.	26,072	6,620,724
Medtronic PLC	93,916	12,295,483
Thermo Fisher Scientific, Inc.	9,947	4,677,378
		$38,570,049
Metals & Mining – 0.7%
Fortescue Metals Group Ltd.	192,267	$ 3,345,870
MMC Norilsk Nickel PJSC, ADR	43,109	1,462,688
POSCO	2,444	799,763
Rio Tinto PLC	69,065	5,795,424
Vale S.A.	76,700	1,539,351
		$12,943,096
Natural Gas - Distribution – 0.1%
Italgas S.p.A.	200,791	$ 1,308,876
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	214,173	$ 4,928,121
Other Banks & Diversified Financials – 1.4%
Citigroup, Inc.	27,374	$ 1,950,124
KBC Group N.V.	71,067	5,521,152
Sberbank of Russia, ADR	145,553	2,291,004
SLM Corp.	47,999	943,660
Truist Financial Corp.	182,058	10,797,860
U.S. Bancorp	68,064	4,039,599
		$25,543,399

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 5.1%
Bayer AG	163,367	$ 10,570,677
Eli Lilly & Co.	34,179	6,246,896
Johnson & Johnson	139,750	22,741,517
Merck & Co., Inc.	186,454	13,890,823
Novartis AG	57,441	4,903,477
Novo Nordisk A.S., “B”	91,274	6,685,370
Roche Holding AG	82,237	26,798,501
Santen Pharmaceutical Co. Ltd.	112,800	1,444,963
		$93,282,224
Printing & Publishing – 0.7%
RELX PLC	185,899	$ 4,840,946
Wolters Kluwer N.V.	92,864	8,402,459
		$13,243,405
Railroad & Shipping – 1.0%
Canadian Pacific Railway Ltd.	23,263	$ 8,681,585
Kansas City Southern Co.	5,426	1,585,532
Union Pacific Corp.	33,664	7,476,438
		$17,743,555
Real Estate – 0.5%
Deutsche Wohnen SE	67,266	$ 3,639,175
Extra Space Storage, Inc., REIT	7,303	1,085,883
National Storage Affiliates Trust, REIT	13,845	629,117
Omega Healthcare Investors, Inc., REIT	28,500	1,083,000
Shimao Property Holdings Ltd.	326,000	944,289
Starwood Property Trust, Inc., REIT	73,033	1,885,712
		$9,267,176
Restaurants – 0.2%
Yum China Holdings, Inc.	56,135	$ 3,532,014
Specialty Chemicals – 0.6%
Akzo Nobel N.V.	58,532	$ 7,031,380
Linde PLC	8,546	2,442,232
Nitto Denko Corp.	16,200	1,342,959
		$10,816,571
Specialty Stores – 0.4%
Home Depot, Inc.	23,060	$ 7,463,830

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 2.1%
KDDI Corp.	714,000	$ 21,598,353
T-Mobile USA, Inc. (a)	56,641	7,483,975
Turkcell Iletisim Hizmetleri AS	342,195	613,399
Vodafone Group PLC	5,021,614	9,487,217
		$39,182,944
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	129,868	$ 2,203,048
PT Telekom Indonesia	3,215,500	712,330
Quebecor, Inc., “B”	83,318	2,240,296
		$5,155,674
Tobacco – 1.2%
British American Tobacco PLC	157,459	$ 5,832,244
Imperial Brands PLC	162,731	3,387,950
Japan Tobacco, Inc.	295,900	5,534,080
Philip Morris International, Inc.	82,545	7,841,775
		$22,596,049
Trucking – 0.1%
United Parcel Service, Inc., “B”	10,016	$ 2,041,862
Utilities - Electric Power – 1.6%
CLP Holdings Ltd.	213,500	$ 2,106,759
DTE Energy Co.	7,997	1,119,740
Duke Energy Corp.	70,225	7,070,955
E.ON SE	428,202	5,161,443
ENGIE Energía Brasil S.A.	107,200	802,611
Exelon Corp.	91,639	4,118,257
Iberdrola S.A.	308,607	4,168,441
NRG Energy, Inc.	29,187	1,045,478
Transmissora Alianca de Energia Eletrica S.A., IEU	210,523	1,619,989
Xcel Energy, Inc.	39,940	2,847,722
		$30,061,395
Total Common Stocks (Identified Cost, $664,782,179)		$ 1,082,285,173
Bonds – 36.4%
Aerospace & Defense – 0.2%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	$476,000	$ 519,100
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	605,000	658,151
L3Harris Technologies, Inc., 3.85%, 6/15/2023	964,000	1,026,897

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Aerospace & Defense – continued
Lockheed Martin Corp., 2.8%, 6/15/2050		$1,117,000	$ 1,063,632
			$3,267,780
Airlines – 0.0%
EasyJet FinCo B.V., 1.875%, 3/03/2028	EUR	350,000	$ 416,401
Asset-Backed & Securitized – 1.6%
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS” FLR, 1.565% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		$1,000,000	$ 1,001,877
Arbor Realty Trust, Inc., FLR, 1.614% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)		423,000	422,736
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.743%, 4/15/2053 (i)		1,444,661	153,813
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.771%, 2/15/2054 (i)		5,442,171	688,948
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.274%, 3/15/2054 (i)		4,620,678	403,418
Benchmark Mortgage Trust, 2021-B25, “A5”, 2.577%, 4/15/2054		1,720,000	1,766,182
BPCRE Holder LLC, 1.664%, 2/15/2037 (n)		1,393,000	1,390,820
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		563,023	571,876
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		491,791	491,100
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.42% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)		1,400,000	1,400,863
BXMT Ltd., 2021-FL4, “B”, FLR, 1.67% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		1,996,500	1,997,731
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		523,447	540,324
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		389,611	395,008
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063		452,210	438,434
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053		2,019,803	1,978,517
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.894%, 4/15/2054 (i)		6,807,441	415,217
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.46% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		984,718	984,718
FS Rialto 2019-FL1 Issuer, Ltd., 2021-FL2, “AS”, FLR, 1.66% (LIBOR - 1mo. + 1.6%), 4/16/2028 (n)		1,454,000	1,455,363
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.216% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		1,517,835	1,517,835

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.236% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		$665,971	$ 665,971
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.965% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		714,500	725,210
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.315% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)		1,360,000	1,360,001
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.564% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		1,977,500	1,975,640
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.814% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		225,000	224,789
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 4/15/2031 (i)(w)		4,685,196	463,388
PFP III Ltd., 2021-7, “AS”, FLR, 1.265% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)		1,235,500	1,232,424
PFP III Ltd., 2021-7, “B”, FLR, 1.516% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		485,000	482,584
Starwood Commercial Mortgage, 2021-FL2, “A”, FLR, 1.309% (LIBOR - 1mo. + 1.2%), 4/18/2038 (n)		1,400,000	1,401,531
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 1.559% (LIBOR - 1mo. + 1.45%), 4/18/2038 (n)		1,400,000	1,401,752
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.316% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		651,000	651,000
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.516% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		700,000	700,000
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053		876,000	864,706
			$30,163,776
Automotive – 0.4%
Daimler AG, 0.75%, 9/10/2030	EUR	450,000	$ 552,043
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$771,000	773,346
Ferrari N.V., 1.5%, 5/27/2025	EUR	1,059,000	1,325,589
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$978,000	1,245,100
Lear Corp., 3.8%, 9/15/2027		610,000	670,728
Volkswagen International Finance N.V., 0.875%, 9/22/2028	EUR	400,000	494,836
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2070		1,200,000	1,551,242
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FLR (EUR Swap Rate - 15yr. + 3.06%) to 3/20/2050, FLR (EUR Swap Rate - 15yr. + 3.81%) to 12/29/2166		1,100,000	1,431,579
			$8,044,463

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.1%
Discovery, Inc., 4.125%, 5/15/2029		$718,000	$ 792,152
Prosus N.V., 1.539%, 8/03/2028	EUR	600,000	746,496
Prosus N.V., 3.68%, 1/21/2030 (n)		$387,000	404,561
Walt Disney Co., 3.5%, 5/13/2040		658,000	703,162
			$2,646,371
Brokerage & Asset Managers – 0.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$549,000	$ 565,889
Intercontinental Exchange, Inc., 3%, 9/15/2060		1,090,000	977,509
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	303,158
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	809,237
LSEG Netherlands B.V., 0.25%, 4/06/2028	EUR	530,000	634,017
			$3,289,810
Building – 0.4%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$1,033,000	$ 1,221,918
Holcim Finance (Luxembourg) S.A., 0.625%, 4/06/2030	EUR	980,000	1,166,225
Holcim Finance (Luxembourg) S.A., 0.5%, 4/23/2031		575,000	666,863
Masco Corp., 2%, 10/01/2030		$2,249,000	2,166,334
Vantage Towers AG, 0.75%, 3/31/2030	EUR	300,000	356,864
Vulcan Materials Co., 3.5%, 6/01/2030		$908,000	988,200
			$6,566,404
Business Services – 0.4%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	700,000	$ 829,463
Euronet Worldwide, Inc., 1.375%, 5/22/2026		1,455,000	1,769,615
Fiserv, Inc., 4.4%, 7/01/2049		$281,000	327,694
Mastercard, Inc., 3.85%, 3/26/2050		542,000	620,235
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		1,430,000	1,529,213
Verisk Analytics, Inc., 4%, 6/15/2025		747,000	826,600
Visa, Inc., 4.15%, 12/14/2035		889,000	1,066,186
Visa, Inc., 3.65%, 9/15/2047		583,000	654,026
			$7,623,032
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$643,000	$ 838,417
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		486,000	535,228
Comcast Corp., 3.75%, 4/01/2040		928,000	1,023,803
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		495,000	517,099
Eutelsat S.A., 2.25%, 7/13/2027	EUR	1,000,000	1,317,956
Eutelsat S.A., 1.5%, 10/13/2028		600,000	750,406

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
SES S.A., 2%, 7/02/2028	EUR	484,000	$ 630,593
			$5,613,502
Chemicals – 0.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$501,000	$ 493,490
LYB International Finance III, LLC, 4.2%, 5/01/2050		726,000	793,482
Sherwin-Williams Co., 3.8%, 8/15/2049		450,000	486,417
			$1,773,389
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$1,262,000	$ 1,449,734
Microsoft Corp., 3.125%, 11/03/2025		1,316,000	1,439,451
Microsoft Corp., 2.525%, 6/01/2050		788,000	733,834
Microsoft Corp., 2.921%, 3/17/2052		1,212,000	1,211,134
Microsoft Corp., 2.675%, 6/01/2060		87,000	80,370
Microsoft Corp., 3.041%, 3/17/2062		412,000	411,183
			$5,325,706
Computer Software - Systems – 0.3%
Apple, Inc., 2.7%, 5/13/2022		$498,000	$ 510,545
Apple, Inc., 2.9%, 9/12/2027		2,007,000	2,179,629
Apple, Inc., 4.5%, 2/23/2036		1,781,000	2,206,394
			$4,896,568
Conglomerates – 0.2%
Carrier Global Corp., 3.577%, 4/05/2050		$590,000	$ 593,358
General Electric Co., 0.875%, 5/17/2025	EUR	375,000	462,853
Roper Technologies, Inc., 4.2%, 9/15/2028		$652,000	744,584
Roper Technologies, Inc., 2.95%, 9/15/2029		412,000	432,745
Roper Technologies, Inc., 2%, 6/30/2030		1,088,000	1,048,029
			$3,281,569
Consumer Products – 0.1%
JAB Holdings B.V., 2.25%, 12/19/2039	EUR	600,000	$ 763,119
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$731,000	778,328
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		1,016,000	1,095,213
			$2,636,660
Consumer Services – 0.1%
Booking Holdings, Inc., 0.5%, 3/08/2028	EUR	100,000	$ 120,988
G4S International Finance PLC, 1.875%, 5/24/2025		1,050,000	1,259,767
			$1,380,755

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 0.0%
DS Smith PLC, 0.875%, 9/12/2026	EUR	650,000	$ 797,920
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$647,000	$ 693,131
Electronics – 0.4%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	212,000	$ 262,605
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$701,000	768,012
Broadcom, Inc., 3.15%, 11/15/2025		256,000	274,191
Broadcom, Inc., 4.15%, 11/15/2030		505,000	552,026
Broadcom, Inc., 3.419%, 4/15/2033 (n)		844,000	855,446
Broadcom, Inc., 3.469%, 4/15/2034 (n)		780,000	788,605
Infineon Technologies AG, 1.625%, 6/24/2029	EUR	1,000,000	1,284,845
Intel Corp., 3.7%, 7/29/2025		$1,875,000	2,079,675
			$6,865,405
Emerging Market Quasi-Sovereign – 1.5%
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	900,000	$ 1,104,488
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		$1,700,000	1,682,340
China Development Bank, 3.45%, 9/20/2029	CNY	63,080,000	9,666,061
Export-Import Bank of India, 3.375%, 8/05/2026		$1,200,000	1,269,637
Export-Import Bank of India, 3.875%, 2/01/2028		1,000,000	1,064,760
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	1,200,000	1,435,556
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		$763,000	800,211
MDGH - GMTN B.V. (United Arab Emirates), 1%, 3/10/2034	EUR	1,540,000	1,846,170
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		$820,000	827,446
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		1,050,000	1,109,224
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		3,240,000	3,871,587
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,939,000	2,131,865
			$26,809,345
Emerging Market Sovereign – 1.9%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,450,000	$ 2,848,493
People's Republic of China, 3.81%, 9/14/2050	CNY	61,760,000	9,764,598
Republic of Croatia, 1.5%, 6/17/2031	EUR	3,935,000	4,933,665
Republic of Croatia, 1.75%, 3/04/2041		1,388,000	1,682,607
Republic of Panama, 2.252%, 9/29/2032		$2,118,000	2,022,182

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Philippines, 1.2%, 4/28/2033	EUR	810,000	$ 964,084
State of Qatar, 4%, 3/14/2029 (n)		$878,000	997,408
State of Qatar, 3.75%, 4/16/2030		1,230,000	1,377,231
State of Qatar, 4.4%, 4/16/2050		299,000	347,623
United Mexican States, 5.75%, 3/05/2026	MXN	78,500,000	3,840,133
United Mexican States, 7.5%, 6/03/2027		86,700,000	4,543,137
United Mexican States, 2.659%, 5/24/2031		$719,000	691,455
United Mexican States, 3.771%, 5/24/2061		1,036,000	923,635
			$34,936,251
Energy - Independent – 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,609,000	$ 3,897,720
Energy - Integrated – 0.3%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	382,000	$ 429,314
Chevron USA, Inc., 4.2%, 10/15/2049		$1,196,000	1,382,464
Eni S.p.A., 4.25%, 5/09/2029 (n)		607,000	680,438
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2170	EUR	240,000	302,967
Exxon Mobil Corp., 1.408%, 6/26/2039		900,000	1,057,463
Galp Energia SGPS S.A., 2%, 1/15/2026		600,000	758,791
OMV AG, 0.75%, 6/16/2030		371,000	455,491
OMV AG, 2.5% to 9/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 9/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 9/01/2070		400,000	504,175
			$5,571,103
Financial Institutions – 0.7%
Air Lease Corp., 3.125%, 12/01/2030		$1,075,000	$ 1,074,819
Atrium Finance Issuer B.V., 2.625%, 9/05/2027	EUR	425,000	543,999
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		$509,000	542,787
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		537,000	574,439
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		665,000	646,906
CTP B.V., 2.125%, 10/01/2025	EUR	1,447,000	1,844,487
CTP B.V., 0.75%, 2/18/2027		425,000	505,003
EXOR N.V., 2.25%, 4/29/2030		700,000	932,709
EXOR N.V., 0.875%, 1/19/2031		600,000	714,725
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,716,000	1,868,745

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Grand City Properties S.A., 2.5% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2069	EUR	600,000	$ 740,863
Grand City Properties S.A., 1.5%, 12/09/2069		600,000	712,333
Logicor Financing S.à r.l., 0.875%, 1/14/2031		375,000	435,907
SBB Treasury Oyj, 0.75%, 12/14/2028		690,000	810,319
			$11,948,041
Food & Beverages – 0.3%
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031	EUR	530,000	$ 697,268
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$446,000	507,620
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	661,976
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	790,051
Constellation Brands, Inc., 4.4%, 11/15/2025		1,053,000	1,191,075
Constellation Brands, Inc., 3.15%, 8/01/2029		1,006,000	1,060,976
Diageo Finance PLC, 1.875%, 3/27/2027	EUR	300,000	395,890
			$5,304,856
Gaming & Lodging – 0.1%
Marriott International, Inc., 2.85%, 4/15/2031		$606,000	$ 602,398
Whitbread Group PLC, 3%, 5/31/2031	GBP	550,000	772,173
			$1,374,571
Industrial – 0.3%
CPI Property Group S.A., 2.75%, 5/12/2026	EUR	920,000	$ 1,203,707
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	450,000	630,550
CPI Property Group S.A., 1.5%, 1/27/2031	EUR	1,175,000	1,368,410
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,588,000	1,462,665
			$4,665,332
Insurance – 0.4%
Aflac, Inc., 3.6%, 4/01/2030		$1,004,000	$ 1,110,604
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	700,000	961,787
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		700,000	932,820
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	927,000	1,398,345
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050	EUR	500,000	624,266
Credit Agricole Assurances S.A., 2%, 7/17/2030		400,000	503,017

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – continued
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2069	EUR	600,000	$ 799,617
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		934,000	1,176,044
			$7,506,500
Insurance - Property & Casualty – 0.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$559,000	$ 582,132
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	325,000	344,883
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		$420,000	519,209
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030		861,000	953,550
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		728,000	767,561
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		1,075,000	1,069,062
Progressive Corp., 4.125%, 4/15/2047		823,000	975,364
QBE Insurance Group Ltd., 6.115% to 5/24/2022, FLR (GBP Swap Rate-5yr. + 5%) to 5/24/2042	GBP	100,000	145,166
Willis North America, Inc., 3.875%, 9/15/2049		$943,000	1,016,234
			$6,373,161
International Market Quasi-Sovereign – 0.4%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.875%, 6/23/2039	EUR	354,000	$ 423,984
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 1.375%, 4/16/2040		195,000	252,022
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050		350,000	363,842
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2027		1,400,000	1,753,842
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	800,000	1,248,469
Islandsbanki (Republic of Iceland), 1.125% to 1/19/2023, FLR (EUR Swap Rate - 1yr. + 0.75%) to 1/19/2024	EUR	650,000	792,275
La Banque Postale S.A., 0.875% to 1/26/2026, FLR (EUR Swap Rate - 5yr. + 1.38%) to 1/26/2031		600,000	724,586
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		623,000	744,602
Orsted A/S (Kingdom of Denmark), 2.5% to 2/18/2033, FLR (GBP Government Yield - 5yr. + 2.136%) to 2/18/2053, FLR (GBP Government Yield - 5yr. + 3.136%) to 2/18/3021	GBP	214,000	297,791
			$6,601,413

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – 8.8%
Commonwealth of Australia, 1.75%, 6/21/2051	AUD	9,420,000	$ 5,880,731
Federal Republic of Germany, 1.25%, 8/15/2048	EUR	2,814,000	4,204,996
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	412,775
Government of Japan, 1.7%, 3/20/2032	JPY	2,051,800,000	21,934,303
Government of Japan, 2.4%, 3/20/2037		42,800,000	517,125
Government of Japan, 2.3%, 3/20/2040		1,983,500,000	24,265,706
Government of Japan, 0.6%, 9/20/2050		560,450,000	5,055,075
Government of New Zealand, 1.5%, 5/15/2031	NZD	1,537,000	1,083,819
Kingdom of Belgium, 1.45%, 6/22/2037	EUR	2,160,000	2,977,040
Kingdom of Belgium, 0.4%, 6/22/2040 (n)		935,000	1,073,389
Kingdom of Spain, 1.25%, 10/31/2030 (n)		3,609,000	4,673,885
Kingdom of Spain, 1.85%, 7/30/2035		3,645,000	4,981,555
Kingdom of Spain, 1.2%, 10/31/2040 (n)		1,683,000	2,043,864
Kingdom of Sweden, 0.125%, 5/12/2031 (n)	SEK	14,745,000	1,688,626
Republic of Cyprus, 1.25%, 1/21/2040	EUR	4,677,000	5,749,484
Republic of France, 1.5%, 5/25/2050		4,420,337	6,138,287
Republic of France, 0.75%, 5/25/2052 (n)		2,585,590	2,944,190
Republic of Iceland, 5%, 11/15/2028	ISK	790,197,000	6,920,098
Republic of Iceland, 6.5%, 1/24/2031		168,000,000	1,628,835
Republic of Italy, 0%, 4/01/2026	EUR	9,113,000	10,859,739
Republic of Italy, 1.65%, 3/01/2032		12,265,000	15,786,724
Republic of Italy, 1.45%, 3/01/2036		8,761,000	10,745,888
Republic of New Zealand, 2.75%, 4/15/2037	NZD	7,133,000	5,468,419
Republic of Portugal, 0.9%, 10/12/2035	EUR	2,403,340	2,923,302
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	6,712,000	9,997,309
United Kingdom Treasury, 1.75%, 1/22/2049		1,616,000	2,446,566
			$162,401,730
Leisure & Toys – 0.0%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	400,000	$ 478,206
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	$ 718,329
Province of British Columbia, 2.95%, 6/18/2050		600,000	504,324
Province of Ontario, 2.65%, 12/02/2050		3,152,000	2,459,132
			$3,681,785
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$1,156,000	$ 1,173,985
John Deere Capital Corp., 2.8%, 7/18/2029		628,000	664,772
			$1,838,757

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – 2.0%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$1,034,000	$ 983,251
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026		1,469,000	1,586,713
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028		1,125,000	1,218,455
Bank of America Corp., 0.694%, 3/22/2031	EUR	710,000	845,676
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR + 1.32%) to 4/22/2032		$1,604,000	1,623,205
Bank of Ireland Group PLC, 0.375%, 5/10/2027	EUR	525,000	627,678
Barclays PLC, 1.125%, 3/22/2031		500,000	605,027
CaixaBank S.A., 0.375% to 11/18/2025, FLR (EURIBOR - 3mo. + 0.85%) to 11/18/2026		400,000	479,536
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		900,000	1,132,621
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,471,000	1,438,266
Credit Agricole S.A., 1% to 4/22/2025, FLR (EURIBOR - 3mo. + 1.25%) to 4/22/2026	EUR	500,000	620,407
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030		600,000	748,611
Credit Agricole S.A., 4% to 6/23/2028, FLR (EUR Swap Rate - 5yr. + 4.37%) to 12/23/2167		1,100,000	1,444,177
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		750,000	927,043
Credit Suisse Group AG, 3.869% to 1/12/2028, FLR (LIBOR - 3mo. + 1.41%) to 1/12/2029 (n)		$1,500,000	1,620,434
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030	EUR	800,000	968,363
Erste Group Bank AG, 1.625% to 9/08/2026, FLR (EUR ICE Swap Rate - 5yr. + 2.1%) to 9/08/2031		600,000	746,740
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$1,029,000	1,052,652
HSBC Holdings PLC, 4.375%, 11/23/2026		2,161,000	2,425,394
HSBC Holdings PLC, 1.75%, 7/24/2027	GBP	816,000	1,133,608
HSBC Holdings PLC, 6%, 11/22/2069		$700,000	771,750
HSBC Holdings PLC, 6.5% to 3/23/2028, FLR (ICE Swap Rate - 5yr.+ 3.606%) to 3/01/2168		675,000	766,969
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2169		417,000	419,358
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,596,000	1,720,675
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		1,519,000	1,528,736
Morgan Stanley, 5.5%, 7/28/2021		400,000	404,892
Morgan Stanley, 3.125%, 1/23/2023		1,757,000	1,839,421

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 1.593% to 5/4/2026, FLR (SOFR + 0.879%) to 5/04/2027		$2,003,000	$ 2,012,585
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031		522,000	571,633
Nationwide Building Society, 1.5% to 3/08/2025, FLR (EURIBOR - 3mo. + 0.93%) to 3/08/2026	EUR	850,000	1,075,230
NatWest Group PLC, 0.78% to 2/26/2029, FLR (EURIBOR - 3mo. + 0.949%) to 2/26/2030		305,000	366,037
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		$600,000	617,490
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026	EUR	668,000	828,576
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		996,000	1,265,575
Wells Fargo & Co., 3.9%, 5/01/2045		$811,000	905,872
			$37,322,656
Medical & Health Technology & Services – 0.4%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$231,000	$ 244,103
Becton Dickinson Euro Finance S.à r.l., 1.213%, 2/12/2036	EUR	175,000	207,737
Cigna Corp., 4.125%, 11/15/2025		$944,000	1,061,207
HCA, Inc., 5.125%, 6/15/2039		399,000	483,922
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025		1,075,000	1,166,760
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		567,000	655,439
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	659,043
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,300,000	1,155,902
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	811,827
			$6,445,940
Medical Equipment – 0.0%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	300,000	$ 363,820
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		250,000	301,807
			$665,627
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$1,815,000	$ 2,181,201
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		1,032,000	1,017,493
			$3,198,694
Midstream – 0.3%
Enterprise Products Partners LP, 3.125%, 7/31/2029		$872,000	$ 923,385
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		1,095,000	1,073,839
MPLX LP, 4.5%, 4/15/2038		693,000	761,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	$772,000	$ 782,590
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	1,216,000	1,346,806
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	689,000	775,996
		$5,663,726
Mortgage-Backed – 3.6%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046	$5,221,095	$ 5,835,032
Fannie Mae, 5.5%, 1/01/2037	18,784	21,850
Fannie Mae, 6%, 9/01/2037 - 6/01/2038	171,882	202,335
Fannie Mae, 5%, 4/01/2040 - 8/01/2040	1,393,860	1,604,689
Fannie Mae, 4%, 11/01/2040 - 2/01/2041	2,446,499	2,692,890
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046	2,186,308	2,373,508
Fannie Mae, UMBS, 2.5%, 3/01/2050 - 7/01/2050	896,585	939,087
Fannie Mae, UMBS, 3%, 8/01/2050 - 9/01/2050	235,562	246,856
Freddie Mac, 1.481%, 3/25/2027 (i)	1,523,000	114,887
Freddie Mac, 3.224%, 3/25/2027	4,500,000	4,988,270
Freddie Mac, 3.194%, 7/25/2027	3,914,000	4,341,476
Freddie Mac, 3.286%, 11/25/2027	2,576,000	2,877,644
Freddie Mac, 3.9%, 4/25/2028	940,000	1,089,580
Freddie Mac, 1.915%, 4/25/2030 (i)	3,170,226	460,560
Freddie Mac, 1.985%, 4/25/2030 (i)	2,614,093	394,650
Freddie Mac, 1.765%, 5/25/2030 (i)	3,298,344	448,303
Freddie Mac, 1.906%, 5/25/2030 (i)	7,375,798	1,080,115
Freddie Mac, 1.436%, 6/25/2030 (i)	3,056,884	338,232
Freddie Mac, 1.704%, 8/25/2030 (i)	2,713,457	363,428
Freddie Mac, 1.262%, 9/25/2030 (i)	1,752,322	174,925
Freddie Mac, 1.172%, 11/25/2030 (i)	3,594,105	334,490
Freddie Mac, 0.423%, 1/25/2031 (i)	13,695,022	383,615
Freddie Mac, 0.529%, 3/25/2031 (i)	16,865,744	763,974
Freddie Mac, 5.5%, 7/01/2037	37,075	43,305
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	1,545,124	1,735,425
Freddie Mac, 5%, 7/01/2041	691,402	791,177
Freddie Mac, 3.5%, 1/01/2047	1,159,143	1,246,116
Freddie Mac, UMBS, 3%, 6/01/2050	127,448	135,742
Ginnie Mae, 5%, 5/15/2040	283,374	326,189
Ginnie Mae, 3.5%, 6/20/2043	789,925	856,635
Ginnie Mae, 3%, 9/20/2050	1,229,702	1,289,403
Ginnie Mae, 2.5%, 12/20/2050	615,478	640,237
Ginnie Mae, TBA, 2.5%, 2/20/2051 - 5/15/2051	1,946,963	2,023,920
Ginnie Mae, TBA, 2%, 5/15/2051	950,000	969,371
Ginnie Mae, TBA, 3%, 5/15/2051	2,750,000	2,877,617
Ginnie Mae, TBA, 3.5%, 5/15/2051	2,512,101	2,664,692

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, TBA, 4%, 5/15/2051		$1,650,000	$ 1,764,565
UMBS, TBA, 1.5%, 5/25/2036		800,000	809,906
UMBS, TBA, 2%, 5/25/2036 - 7/25/2051		6,175,000	6,265,464
UMBS, TBA, 2.5%, 5/25/2036 - 6/25/2051		3,120,000	3,243,133
UMBS, TBA, 3%, 5/25/2036 - 6/25/2051		5,325,000	5,584,293
UMBS, TBA, 4%, 5/25/2051		500,000	537,178
			$65,874,764
Municipals – 0.3%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NPFG, 6%, 7/01/2027		$100,000	$ 103,274
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		945,000	1,010,890
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		801,000	1,032,246
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	1,117,252
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2022		425,000	431,135
State of Florida, “A”, 2.154%, 7/01/2030		1,258,000	1,257,929
			$4,952,726
Natural Gas - Distribution – 0.2%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$857,000	$ 917,493
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		710,000	719,620
National Grid PLC, 1.125%, 1/14/2033	GBP	925,000	1,150,789
NiSource, Inc., 3.6%, 5/01/2030		$758,000	827,856
			$3,615,758
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 1.25%, 3/15/2033	EUR	1,475,000	$ 1,767,162
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$635,000	751,306
			$2,518,468
Network & Telecom – 0.2%
AT&T, Inc., 3.5%, 9/15/2053 (n)		$1,442,000	$ 1,326,443
Verizon Communications, Inc., 2.1%, 3/22/2028		2,169,000	2,188,691
Verizon Communications, Inc., 0.75%, 3/22/2032	EUR	771,000	915,541
			$4,430,675
Oil Services – 0.0%
Halliburton Co., 5%, 11/15/2045		$516,000	$ 584,239

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oils – 0.1%
Neste Oyj, 1.5%, 6/07/2024	EUR	800,000	$ 995,567
Phillips 66, 4.875%, 11/15/2044		$568,000	675,385
Valero Energy Corp., 4.9%, 3/15/2045		360,000	409,688
			$2,080,640
Other Banks & Diversified Financials – 0.9%
AIB Group PLC, 1.25%, 5/28/2024	EUR	825,000	$ 1,027,355
Belfius Bank S.A., 0.375%, 2/13/2026		1,200,000	1,450,895
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	800,000	1,151,703
Deutsche Bank AG, 1.375% to 9/03/2025, FLR (EURIBOR - 3mo. + 1.85%) to 9/03/2026	EUR	900,000	1,116,987
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028	GBP	100,000	136,193
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	500,000	600,614
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$950,000	1,050,661
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	800,000	1,113,091
Intesa Sanpaolo S.p.A., 2.125%, 5/26/2025	EUR	699,000	902,024
Intesa Sanpaolo S.p.A., 0.75%, 3/16/2028		800,000	965,125
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	550,000	770,439
Macquarie Group Ltd., 0.35%, 3/03/2028	EUR	700,000	831,782
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)		$975,000	989,625
Rabobank Nederland N.V., 3.25% to 12/29/2026, FLR (EUR Swap Rate - 5yr. + 3.7%) to 12/29/2069	EUR	400,000	494,623
Rabobank Nederland N.V., 4.625% to 12/29/2025, FLR (EUR Swap Rate - 5yr. + 4.098%) to 12/29/2168		600,000	791,682
UBS AG, 5.125%, 5/15/2024		$1,530,000	1,686,825
Virgin Money UK PLC, 2.875% to 6/24/2024, FLR (EUR Swap Rate - 1yr. + 3.25%) to 6/24/2025	EUR	376,000	485,252
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	950,000	1,455,541
			$17,020,417
Printing & Publishing – 0.2%
Informa PLC, 3.125%, 7/05/2026	GBP	975,000	$ 1,427,164
Informa PLC, 1.25%, 4/22/2028	EUR	700,000	850,761
Wolters Kluwer N.V., 0.75%, 7/03/2030		489,000	598,293
			$2,876,218

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate – 0.1%
Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/2028	GBP	952,000	$ 1,308,627
VGP N.V. , 1.5%, 4/08/2029	EUR	800,000	944,961
			$2,253,588
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, REIT, 1.7%, 2/15/2031		$956,000	$ 889,518
Real Estate - Office – 0.1%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032		$1,452,000	$ 1,404,199
Corporate Office Property LP, 2.25%, 3/15/2026		675,000	692,262
			$2,096,461
Real Estate - Other – 0.1%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$881,000	$ 876,675
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		1,296,000	1,256,820
			$2,133,495
Real Estate - Retail – 0.4%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$1,174,000	$ 1,288,920
Regency Centers Corp., 3.7%, 6/15/2030		1,438,000	1,567,652
Spirit Realty, LP, 3.2%, 1/15/2027		531,000	560,229
STORE Capital Corp., 2.75%, 11/18/2030		1,519,000	1,511,990
Unibail-Rodamco-Westfield SE, REIT, 1.375%, 12/04/2031	EUR	400,000	490,326
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028		$369,000	399,146
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		1,052,000	1,107,188
			$6,925,451
Retailers – 0.1%
Best Buy Co., Inc., 1.95%, 10/01/2030		$1,357,000	$ 1,296,598
Home Depot, Inc., 4.875%, 2/15/2044		496,000	639,578
Kohl's Corp., 3.375%, 5/01/2031		417,000	425,737
			$2,361,913
Supermarkets – 0.1%
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	600,000	$ 836,723
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	638,240
			$1,474,963
Supranational – 0.3%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$1,020,000	$ 1,026,732
European Financial Stability Facility, 0.05%, 1/18/2052	EUR	1,301,000	1,324,312
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	387,638
West African Development Bank, 4.7%, 10/22/2031		$1,759,000	1,872,895

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supranational – continued
West African Development Bank, 2.75%, 1/22/2033	EUR	628,000	$ 785,274
			$5,396,851
Telecommunications - Wireless – 0.4%
American Tower Corp., REIT, 3.5%, 1/31/2023		$412,000	$ 434,130
American Tower Corp., REIT, 4%, 6/01/2025		1,100,000	1,215,708
American Tower Corp., REIT, 0.5%, 1/15/2028	EUR	800,000	955,770
Crown Castle International Corp., 1.35%, 7/15/2025		$501,000	503,377
Crown Castle International Corp., 4.45%, 2/15/2026		1,922,000	2,173,472
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	467,151
Rogers Communications, Inc., 3.7%, 11/15/2049		484,000	491,451
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)		1,467,000	1,590,785
			$7,831,844
Telephone Services – 0.1%
Iliad S.A., 2.375%, 6/17/2026	EUR	400,000	$ 497,040
Iliad S.A., 1.875%, 2/11/2028		700,000	835,356
			$1,332,396
Tobacco – 0.0%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	416,000	$ 571,288
Transportation - Services – 0.3%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	500,000	$ 744,282
Abertis Infraestructuras S.A., 1.875%, 3/26/2032	EUR	1,100,000	1,399,684
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)		$1,835,000	1,856,236
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		537,000	785,697
Vinci S.A., 3.75%, 4/10/2029 (n)		1,334,000	1,486,026
			$6,271,925
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$61,852	$ 66,578
Small Business Administration, 2.22%, 3/01/2033		441,291	448,835
			$515,413
U.S. Treasury Obligations – 4.1%
U.S. Treasury Bonds, 2.25%, 8/15/2049		$639,900	$ 634,151
U.S. Treasury Bonds, 2.375%, 11/15/2049		15,367,000	15,652,130
U.S. Treasury Notes, 2.375%, 5/15/2029 (f)		34,120,700	36,531,807
U.S. Treasury Notes, 1.125%, 8/15/2040		26,487,000	22,075,259
			$74,893,347

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc., 2.3%, 3/01/2030		$1,460,000	$ 1,439,378
AusNet Services Holdings Pty Ltd., 0.625%, 8/25/2030	EUR	525,000	635,750
AusNet Services Holdings Pty Ltd., 1.625% to 9/11/2026, FLR (EUR Swap Rate - 5yr. + 1.938%) to 9/11/2031, FLR (EUR Swap Rate - 5yr. + 2.188%) to 9/11/2046, FLR (EUR Swap Rate - 5yr. + 2.938%) to 3/11/2081		100,000	122,348
Duke Energy Corp., 3.75%, 9/01/2046		$910,000	939,842
Enel Americas S.A., 4%, 10/25/2026		3,133,000	3,411,461
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		875,000	943,338
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		456,000	545,211
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	875,000	1,102,737
Enel S.p.A., 1.875%, 3/08/2170		1,025,000	1,214,186
Evergy, Inc., 2.9%, 9/15/2029		$1,246,000	1,280,950
FirstEnergy Corp., 2.65%, 3/01/2030		1,084,000	1,059,610
Georgia Power Co., 3.7%, 1/30/2050		633,000	667,492
Iberdrola International B.V., 1.825%, 2/09/2171	EUR	300,000	363,831
PPL Capital Funding, Inc., 5%, 3/15/2044		$301,000	371,830
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050		478,000	479,046
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,800,000	1,985,308
Virginia Electric & Power Co., 2.875%, 7/15/2029		454,000	478,466
WEC Energy Group, Inc., 1.8%, 10/15/2030		2,068,000	1,946,669
			$18,987,453
Total Bonds (Identified Cost, $660,177,620)			$ 669,857,867
Preferred Stocks – 0.5%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.		26,203	$ 1,726,687
Consumer Products – 0.4%
Henkel AG & Co. KGaA		65,834	$ 7,563,471
Total Preferred Stocks (Identified Cost, $3,258,053)			$ 9,290,158
Convertible Preferred Stocks – 0.2%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%		8,373	$ 984,497
Danaher Corp., 4.75%		499	855,042
			$1,839,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – continued
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	51,282	$ 2,282,561
Total Convertible Preferred Stocks (Identified Cost, $3,865,108)		$ 4,122,100

	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67.00	11/20/23	159,946	$ 68,304

Investment Companies (h) – 5.6%
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $103,461,236)	103,462,953	$ 103,462,953

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.2%
Market Index Securities – 0.0%
Markit iTraxx Europe Crossover Index – May 2021 @ EUR 200	Call	Goldman Sachs International	$ 42,821,702	EUR 28,700,000	$ 17,521
Markit iTraxx Europe Crossover Index – May 2021 @ EUR 325	Put	Goldman Sachs International	38,431,678	28,300,000	9,775
Other – 0.2%
U.S. Treasury 10 yr - Interest Rate Swap - Fund pays 1.75%, Fund receives FLR (3-month LIBOR) – September 2022	Put	Merrill Lynch International	$ 73,800,000	$ 73,800,000	$ 3,172,943
Total Purchased Options (Premiums Paid, $891,519)					$3,200,239

Other Assets, Less Liabilities – (1.6)%	(28,700,389)
Net Assets – 100.0%	$1,843,586,405

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $103,462,953 and $1,768,823,841, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $79,674,959, representing 4.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.965% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/2020	$714,500	$725,210
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso

Portfolio of Investments (unaudited) – continued
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
Derivative Contracts at 4/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	19,564,802	USD	15,618,443	Deutsche Bank AG	7/16/2021	$301,400
CAD	41,000	USD	32,789	HSBC Bank	7/16/2021	572
CHF	3,300,000	USD	3,592,740	Citibank N.A.	7/16/2021	27,998
CNH	18,252,000	USD	2,802,361	Goldman Sachs International	7/16/2021	2,283
CNH	148,258,000	USD	22,531,611	HSBC Bank	7/16/2021	250,051
CNH	79,057,000	USD	12,062,414	JPMorgan Chase Bank N.A.	7/16/2021	85,665
CZK	15,423,000	USD	705,199	Citibank N.A.	7/16/2021	11,840
DKK	8,708,598	USD	1,400,356	JPMorgan Chase Bank N.A.	7/16/2021	9,443
EUR	9,774,082	USD	11,701,628	Deutsche Bank AG	7/16/2021	67,558
EUR	2,000,000	USD	2,398,793	Morgan Stanley Capital Services, Inc.	7/16/2021	9,451
EUR	2,159,379	USD	2,598,838	UBS AG	7/16/2021	1,317
GBP	4,712,681	USD	6,476,011	JPMorgan Chase Bank N.A.	7/16/2021	33,799
IDR	54,876,979,160	USD	3,775,506	JPMorgan Chase Bank N.A.	5/17/2021	18,963
ILS	3,400,000	USD	1,034,221	BNP Paribas S.A.	7/16/2021	13,462
INR	389,505,000	USD	5,210,072	JPMorgan Chase Bank N.A.	5/24/2021	30,259
KRW	2,332,317,000	USD	2,054,905	Barclays Bank PLC	6/01/2021	41,848
KRW	4,931,960,000	USD	4,359,646	Citibank N.A.	6/01/2021	74,186
KRW	3,990,111,000	USD	3,529,822	JPMorgan Chase Bank N.A.	5/18/2021	57,348
KRW	5,832,344,500	USD	5,216,300	JPMorgan Chase Bank N.A.	7/08/2021	27,200
NOK	128,104,638	USD	15,207,138	Goldman Sachs International	7/16/2021	184,190
NZD	420,000	USD	300,161	Goldman Sachs International	7/16/2021	303

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
NZD	678,868	USD	478,207	JPMorgan Chase Bank N.A.	7/16/2021	$7,449
PLN	4,994,803	USD	1,304,236	Merrill Lynch International	7/16/2021	13,417
SGD	1,900,000	USD	1,416,662	HSBC Bank	7/16/2021	10,742
USD	1,698,304	AUD	2,197,996	Goldman Sachs International	7/16/2021	4,518
USD	10,816,647	AUD	14,004,000	Merrill Lynch International	7/16/2021	25,100
USD	223,719	AUD	289,000	UBS AG	7/16/2021	1,014
USD	786,698	EUR	648,000	Brown Brothers Harriman	7/16/2021	6,428
USD	972,056	EUR	805,691	JPMorgan Chase Bank N.A.	7/16/2021	1,906
USD	300,681	EUR	248,659	State Street Bank Corp.	7/16/2021	1,266
USD	1,633,873	IDR	23,086,620,500	JPMorgan Chase Bank N.A.	5/17/2021	37,548
USD	82,138	JPY	8,930,000	Deutsche Bank AG	7/16/2021	375
USD	6,733,610	MXN	136,358,969	Morgan Stanley Capital Services, Inc.	7/16/2021	58,658
USD	1,096,582	NZD	1,528,727	Deutsche Bank AG	7/16/2021	2,944
USD	12,718,204	SEK	107,581,250	JPMorgan Chase Bank N.A.	7/16/2021	1,013
USD	1,172,327	THB	36,125,250	JPMorgan Chase Bank N.A.	5/18/2021	14,224
						$1,435,738
Liability Derivatives
AUD	3,258,500	USD	2,518,749	Citibank N.A.	7/16/2021	$(7,733)
AUD	4,632,771	USD	3,581,470	NatWest Markets PLC	7/16/2021	(11,435)
CLP	2,461,332,000	USD	3,499,939	Citibank N.A.	5/28/2021	(37,359)
CLP	270,046,000	USD	387,691	JPMorgan Chase Bank N.A.	6/22/2021	(7,847)
COP	2,567,260,000	USD	697,284	Citibank N.A.	6/08/2021	(14,567)
EUR	600,000	USD	725,964	Merrill Lynch International	7/16/2021	(3,491)
JPY	6,211,532,113	USD	57,071,617	Citibank N.A.	7/16/2021	(199,388)
JPY	32,003,729	USD	296,580	HSBC Bank	7/16/2021	(3,557)
JPY	185,487,000	USD	1,706,947	JPMorgan Chase Bank N.A.	7/16/2021	(8,645)
RUB	80,411,000	USD	1,066,480	Goldman Sachs International	5/24/2021	(133)
SEK	61,278,000	USD	7,290,149	JPMorgan Chase Bank N.A.	7/16/2021	(46,471)
USD	94,858	CHF	87,000	Goldman Sachs International	7/16/2021	(598)
USD	25,451,776	EUR	21,195,507	Citibank N.A.	7/16/2021	(70,200)
USD	3,020,780	EUR	2,517,369	JPMorgan Chase Bank N.A.	7/16/2021	(10,440)
USD	1,627,968	GBP	1,181,009	UBS AG	7/16/2021	(3,406)
USD	5,194,093	INR	389,505,000	Goldman Sachs International	5/24/2021	(46,238)
USD	4,620,029	NZD	6,468,624	Deutsche Bank AG	7/16/2021	(7,566)
USD	3,509,826	THB	110,198,000	JPMorgan Chase Bank N.A.	6/01/2021	(21,263)
						$(500,337)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	39	$4,421,787	June – 2021	$61,687
Euro-Bund 10 yr	Short	EUR	272	55,592,041	June – 2021	457,739
Euro-Buxl 30 yr	Short	EUR	47	11,408,511	June – 2021	323,386
U.S. Treasury Bond	Short	USD	57	8,963,250	June – 2021	169,932
U.S. Treasury Note 5 yr	Short	USD	360	44,617,500	June – 2021	97,268
U.S. Treasury Ultra Bond	Short	USD	64	11,898,000	June – 2021	72,628
						$1,182,640
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	142	$23,001,039	June – 2021	$(57,840)
U.S. Treasury Note 10 yr	Long	USD	12	1,584,375	June – 2021	(2,881)
U.S. Treasury Note 2 yr	Long	USD	245	54,085,664	June – 2021	(2,343)
U.S. Treasury Ultra Note 10 yr	Long	USD	13	1,892,109	June – 2021	(2,104)
						$(65,168)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/25	EUR	1,200,000	Goldman Sachs International	1.00%/Quarterly	(1)	$45,253	$(45,728)	$(475)
(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Unibail-Rodamco, 1.375%, 3/09/2026, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 Rating Agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At April 30, 2021, the fund had liquid securities with an aggregate value of $2,143,461 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,332,974,479)	$1,768,823,841
Investments in affiliated issuers, at value (identified cost, $103,461,236)	103,462,953
Cash	255,208
Receivables for
Forward foreign currency exchange contracts	1,435,738
Investments sold	1,263,645
TBA sale commitments	5,594,277
Fund shares sold	1,652,679
Interest and dividends	9,469,318
Receivable from investment adviser	14,591
Other assets	23,256
Total assets	$1,891,995,506
Liabilities
Payable to custodian	$14,436
Payables for
Forward foreign currency exchange contracts	500,337
Net daily variation margin on open futures contracts	73,519
Investments purchased	13,199,008
TBA purchase commitments	31,796,342
Fund shares reacquired	1,670,908
When-issued investments purchased	463,388
Uncleared swaps, at value (net of unamortized premiums received, $45,728)	475
Payable to affiliates
Administrative services fee	1,381
Shareholder servicing costs	440,588
Distribution and service fees	19,977
Payable for independent Trustees' compensation	2,248
Deferred country tax expense payable	26,285
Accrued expenses and other liabilities	200,209
Total liabilities	$48,409,101
Net assets	$1,843,586,405
Net assets consist of
Paid-in capital	$1,334,548,487
Total distributable earnings (loss)	509,037,918
Net assets	$1,843,586,405
Shares of beneficial interest outstanding	94,430,373

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$802,381,637	40,897,006	$19.62
Class B	19,682,025	980,383	20.08
Class C	132,163,792	6,692,861	19.75
Class I	597,037,676	30,797,757	19.39
Class R1	2,540,200	129,478	19.62
Class R2	5,304,522	273,418	19.40
Class R3	19,502,693	997,444	19.55
Class R4	6,801,770	346,149	19.65
Class R6	258,172,090	13,315,877	19.39

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $20.82 [100 / 94.25 x $19.62]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$15,159,651
Interest	6,600,306
Dividends from affiliated issuers	31,590
Income on securities loaned	2,952
Foreign taxes withheld	(757,830)
Total investment income	$21,036,669
Expenses
Management fee	$6,723,449
Distribution and service fees	1,818,829
Shareholder servicing costs	803,431
Administrative services fee	117,282
Independent Trustees' compensation	14,172
Custodian fee	130,325
Shareholder communications	56,803
Audit and tax fees	56,509
Legal fees	6,335
Miscellaneous	114,016
Total expenses	$9,841,151
Fees paid indirectly	(997)
Reduction of expenses by investment adviser and distributor	(618,391)
Net expenses	$9,221,763
Net investment income (loss)	$11,814,906

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $34,681 country tax)	$90,747,685
Written options	107,446
Futures contracts	5,306,430
Swap agreements	6,875
Forward foreign currency exchange contracts	(1,527,366)
Foreign currency	(135,121)
Net realized gain (loss)	$94,505,949
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $18,904 decrease in deferred country tax)	$168,328,160
Futures contracts	888,263
Swap agreements	45,253
Forward foreign currency exchange contracts	181,008
Translation of assets and liabilities in foreign currencies	34,626
Net unrealized gain (loss)	$169,477,310
Net realized and unrealized gain (loss)	$263,983,259
Change in net assets from operations	$275,798,165
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20
Change in net assets
From operations
Net investment income (loss)	$11,814,906	$22,274,998
Net realized gain (loss)	94,505,949	105,322,757
Net unrealized gain (loss)	169,477,310	(118,133,608)
Change in net assets from operations	$275,798,165	$9,464,147
Total distributions to shareholders	$(115,065,119)	$(78,502,749)
Change in net assets from fund share transactions	$32,108,428	$(115,521,196)
Total change in net assets	$192,841,474	$(184,559,798)
Net assets
At beginning of period	1,650,744,931	1,835,304,729
At end of period	$1,843,586,405	$1,650,744,931
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$17.90	$18.51	$17.02	$18.08	$16.42	$16.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.30	$0.27	$0.23(c)	$0.26
Net realized and unrealized gain (loss)	2.85	(0.03)	1.70	(0.81)	1.70	0.40
Total from investment operations	$2.97	$0.19	$2.00	$(0.54)	$1.93	$0.66
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.29)	$(0.23)	$(0.28)	$(0.27)	$(0.11)
From net realized gain	(1.03)	(0.51)	(0.28)	(0.24)	—	(0.62)
Total distributions declared to shareholders	$(1.25)	$(0.80)	$(0.51)	$(0.52)	$(0.27)	$(0.73)
Net asset value, end of period (x)	$19.62	$17.90	$18.51	$17.02	$18.08	$16.42
Total return (%) (r)(s)(t)(x)	16.94(n)	1.00	12.03	(3.12)	11.88(c)	4.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16(a)	1.17	1.16	1.15	1.20(c)	1.27
Expenses after expense reductions (f)	1.09(a)	1.09	1.09	1.09	1.08(c)	1.12
Net investment income (loss)	1.27(a)	1.26	1.70	1.48	1.35(c)	1.59
Portfolio turnover	49(n)	89	65	52	41	36
Net assets at end of period (000 omitted)	$802,382	$698,352	$754,092	$731,699	$781,298	$823,267
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$18.29	$18.88	$17.34	$18.41	$16.73	$16.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.09	$0.17	$0.13	$0.11(c)	$0.14
Net realized and unrealized gain (loss)	2.92	(0.03)	1.73	(0.83)	1.74	0.40
Total from investment operations	$2.97	$0.06	$1.90	$(0.70)	$1.85	$0.54
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.14)	$(0.08)	$(0.13)	$(0.17)	$(0.01)
From net realized gain	(1.03)	(0.51)	(0.28)	(0.24)	—	(0.62)
Total distributions declared to shareholders	$(1.18)	$(0.65)	$(0.36)	$(0.37)	$(0.17)	$(0.63)
Net asset value, end of period (x)	$20.08	$18.29	$18.88	$17.34	$18.41	$16.73
Total return (%) (r)(s)(t)(x)	16.51(n)	0.26	11.21	(3.90)	11.11(c)	3.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91(a)	1.92	1.91	1.90	1.95(c)	2.02
Expenses after expense reductions (f)	1.84(a)	1.84	1.84	1.84	1.84(c)	1.87
Net investment income (loss)	0.50(a)	0.51	0.96	0.72	0.61(c)	0.83
Portfolio turnover	49(n)	89	65	52	41	36
Net assets at end of period (000 omitted)	$19,682	$19,630	$28,393	$36,088	$48,598	$55,070
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$18.01	$18.60	$17.10	$18.15	$16.51	$16.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.09	$0.17	$0.13	$0.10(c)	$0.14
Net realized and unrealized gain (loss)	2.87	(0.03)	1.70	(0.80)	1.71	0.40
Total from investment operations	$2.92	$0.06	$1.87	$(0.67)	$1.81	$0.54
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.14)	$(0.09)	$(0.14)	$(0.17)	$(0.01)
From net realized gain	(1.03)	(0.51)	(0.28)	(0.24)	—	(0.62)
Total distributions declared to shareholders	$(1.18)	$(0.65)	$(0.37)	$(0.38)	$(0.17)	$(0.63)
Net asset value, end of period (x)	$19.75	$18.01	$18.60	$17.10	$18.15	$16.51
Total return (%) (r)(s)(t)(x)	16.49(n)	0.28	11.14	(3.81)	11.03(c)	3.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91(a)	1.92	1.91	1.90	1.95(c)	2.02
Expenses after expense reductions (f)	1.84(a)	1.84	1.84	1.84	1.84(c)	1.87
Net investment income (loss)	0.49(a)	0.52	0.96	0.72	0.60(c)	0.84
Portfolio turnover	49(n)	89	65	52	41	36
Net assets at end of period (000 omitted)	$132,164	$144,961	$211,090	$255,464	$337,099	$359,421
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$17.70	$18.31	$16.85	$17.91	$16.26	$16.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.27	$0.34	$0.31	$0.28(c)	$0.31
Net realized and unrealized gain (loss)	2.83	(0.04)	1.67	(0.81)	1.69	0.38
Total from investment operations	$2.97	$0.23	$2.01	$(0.50)	$1.97	$0.69
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.33)	$(0.27)	$(0.32)	$(0.32)	$(0.15)
From net realized gain	(1.03)	(0.51)	(0.28)	(0.24)	—	(0.62)
Total distributions declared to shareholders	$(1.28)	$(0.84)	$(0.55)	$(0.56)	$(0.32)	$(0.77)
Net asset value, end of period (x)	$19.39	$17.70	$18.31	$16.85	$17.91	$16.26
Total return (%) (r)(s)(t)(x)	17.12(n)	1.27	12.26	(2.90)	12.22(c)	4.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91(a)	0.92	0.91	0.90	0.95(c)	1.01
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.84(c)	0.87
Net investment income (loss)	1.51(a)	1.50	1.94	1.75	1.64(c)	1.92
Portfolio turnover	49(n)	89	65	52	41	36
Net assets at end of period (000 omitted)	$597,038	$524,907	$569,767	$667,895	$585,360	$494,880
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$17.90	$18.51	$17.02	$18.08	$16.44	$16.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.09	$0.17	$0.12	$0.10(c)	$0.13
Net realized and unrealized gain (loss)	2.85	(0.03)	1.69	(0.80)	1.71	0.40
Total from investment operations	$2.90	$0.06	$1.86	$(0.68)	$1.81	$0.53
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.16)	$(0.09)	$(0.14)	$(0.17)	$(0.01)
From net realized gain	(1.03)	(0.51)	(0.28)	(0.24)	—	(0.62)
Total distributions declared to shareholders	$(1.18)	$(0.67)	$(0.37)	$(0.38)	$(0.17)	$(0.63)
Net asset value, end of period (x)	$19.62	$17.90	$18.51	$17.02	$18.08	$16.44
Total return (%) (r)(s)(t)(x)	16.51(n)	0.23	11.18	(3.84)	11.09(c)	3.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91(a)	1.92	1.91	1.90	1.95(c)	2.02
Expenses after expense reductions (f)	1.84(a)	1.84	1.84	1.84	1.84(c)	1.87
Net investment income (loss)	0.51(a)	0.51	0.96	0.65	0.59(c)	0.81
Portfolio turnover	49(n)	89	65	52	41	36
Net assets at end of period (000 omitted)	$2,540	$2,396	$2,483	$2,352	$2,578	$2,875
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$17.71	$18.31	$16.84	$17.89	$16.26	$16.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.18	$0.25	$0.22	$0.19(c)	$0.23
Net realized and unrealized gain (loss)	2.82	(0.04)	1.68	(0.80)	1.68	0.38
Total from investment operations	$2.92	$0.14	$1.93	$(0.58)	$1.87	$0.61
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.23)	$(0.18)	$(0.23)	$(0.24)	$(0.08)
From net realized gain	(1.03)	(0.51)	(0.28)	(0.24)	—	(0.62)
Total distributions declared to shareholders	$(1.23)	$(0.74)	$(0.46)	$(0.47)	$(0.24)	$(0.70)
Net asset value, end of period (x)	$19.40	$17.71	$18.31	$16.84	$17.89	$16.26
Total return (%) (r)(s)(t)(x)	16.80(n)	0.75	11.74	(3.37)	11.59(c)	3.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41(a)	1.42	1.41	1.40	1.45(c)	1.52
Expenses after expense reductions (f)	1.34(a)	1.34	1.34	1.34	1.34(c)	1.37
Net investment income (loss)	1.01(a)	1.00	1.44	1.21	1.11(c)	1.40
Portfolio turnover	49(n)	89	65	52	41	36
Net assets at end of period (000 omitted)	$5,305	$4,997	$11,286	$13,788	$21,141	$20,926
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$17.85	$18.45	$16.97	$18.03	$16.37	$16.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.30	$0.26	$0.23(c)	$0.26
Net realized and unrealized gain (loss)	2.83	(0.02)	1.69	(0.80)	1.71	0.40
Total from investment operations	$2.95	$0.20	$1.99	$(0.54)	$1.94	$0.66
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.29)	$(0.23)	$(0.28)	$(0.28)	$(0.11)
From net realized gain	(1.03)	(0.51)	(0.28)	(0.24)	—	(0.62)
Total distributions declared to shareholders	$(1.25)	$(0.80)	$(0.51)	$(0.52)	$(0.28)	$(0.73)
Net asset value, end of period (x)	$19.55	$17.85	$18.45	$16.97	$18.03	$16.37
Total return (%) (r)(s)(t)(x)	16.88(n)	1.05	12.01	(3.14)	11.94(c)	4.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16(a)	1.17	1.16	1.15	1.20(c)	1.27
Expenses after expense reductions (f)	1.09(a)	1.09	1.09	1.09	1.09(c)	1.12
Net investment income (loss)	1.26(a)	1.25	1.69	1.47	1.35(c)	1.62
Portfolio turnover	49(n)	89	65	52	41	36
Net assets at end of period (000 omitted)	$19,503	$19,799	$20,300	$18,795	$21,193	$15,157
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$17.93	$18.54	$17.05	$18.11	$16.44	$16.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.27	$0.34	$0.31	$0.27(c)	$0.29
Net realized and unrealized gain (loss)	2.86	(0.04)	1.70	(0.81)	1.72	0.41
Total from investment operations	$3.00	$0.23	$2.04	$(0.50)	$1.99	$0.70
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.33)	$(0.27)	$(0.32)	$(0.32)	$(0.15)
From net realized gain	(1.03)	(0.51)	(0.28)	(0.24)	—	(0.62)
Total distributions declared to shareholders	$(1.28)	$(0.84)	$(0.55)	$(0.56)	$(0.32)	$(0.77)
Net asset value, end of period (x)	$19.65	$17.93	$18.54	$17.05	$18.11	$16.44
Total return (%) (r)(s)(t)(x)	17.06(n)	1.25	12.30	(2.87)	12.20(c)	4.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91(a)	0.92	0.91	0.90	0.95(c)	1.02
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.84(c)	0.87
Net investment income (loss)	1.51(a)	1.51	1.95	1.71	1.59(c)	1.79
Portfolio turnover	49(n)	89	65	52	41	36
Net assets at end of period (000 omitted)	$6,802	$6,461	$7,570	$7,514	$6,063	$7,629
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$17.71	$18.32	$16.85	$17.91	$16.26	$16.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.35	$0.33	$0.28(c)	$0.31
Net realized and unrealized gain (loss)	2.81	(0.03)	1.69	(0.81)	1.70	0.40
Total from investment operations	$2.96	$0.25	$2.04	$(0.48)	$1.98	$0.71
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.35)	$(0.29)	$(0.34)	$(0.33)	$(0.17)
From net realized gain	(1.03)	(0.51)	(0.28)	(0.24)	—	(0.62)
Total distributions declared to shareholders	$(1.28)	$(0.86)	$(0.57)	$(0.58)	$(0.33)	$(0.79)
Net asset value, end of period (x)	$19.39	$17.71	$18.32	$16.85	$17.91	$16.26
Total return (%) (r)(s)(t)(x)	17.10(n)	1.36	12.44	(2.82)	12.33(c)	4.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82(a)	0.83	0.82	0.81	0.84(c)	0.92
Expenses after expense reductions (f)	0.75(a)	0.75	0.75	0.75	0.74(c)	0.77
Net investment income (loss)	1.60(a)	1.60	2.03	1.83	1.63(c)	1.96
Portfolio turnover	49(n)	89	65	52	41	36
Net assets at end of period (000 omitted)	$258,172	$229,244	$230,324	$363,364	$347,795	$110,608

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the

Notes to Financial Statements (unaudited) - continued
security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$598,861,277	$—	$—	$598,861,277
Japan	80,295,930	—	—	80,295,930
Switzerland	71,696,489	—	—	71,696,489
United Kingdom	66,624,336	—	—	66,624,336
France	56,298,568	—	—	56,298,568
Canada	38,704,496	—	—	38,704,496
Germany	32,506,407	—	—	32,506,407
Netherlands	25,979,899	—	—	25,979,899
Taiwan	22,017,631	3,177,089	—	25,194,720
Other Countries	99,603,613	—	—	99,603,613
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	78,581,703	—	78,581,703
Non - U.S. Sovereign Debt	—	236,145,590	—	236,145,590
Municipal Bonds	—	4,952,726	—	4,952,726
U.S. Corporate Bonds	—	125,060,849	—	125,060,849
Residential Mortgage-Backed Securities	—	65,874,764	—	65,874,764
Commercial Mortgage-Backed Securities	—	15,068,226	—	15,068,226
Asset-Backed Securities (including CDOs)	—	15,095,550	—	15,095,550
Foreign Bonds	—	132,278,698	—	132,278,698
Mutual Funds	103,462,953	—	—	103,462,953
Total	$1,196,051,599	$676,235,195	$—	$1,872,286,794
Other Financial Instruments
Futures Contracts – Assets	$1,182,640	$—	$—	$1,182,640
Futures Contracts – Liabilities	(65,168)	—	—	(65,168)
Forward Foreign Currency Exchange Contracts – Assets	—	1,435,738	—	1,435,738
Forward Foreign Currency Exchange Contracts – Liabilities	—	(500,337)	—	(500,337)
Swap Agreements – Liabilities	—	(475)	—	(475)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) - continued
are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$1,182,640	$(65,168)
Interest Rate	Purchased Interest Rate Options	3,172,943	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,435,738	(500,337)
Credit	Purchased Credit Options	27,296	—
Credit	Credit Default Swaps	—	(475)
Total		$5,818,617	$(565,980)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Written Options
Interest Rate	$5,306,430	$ —	$ —	$ —
Foreign Exchange	—	—	(1,527,366)	—
Credit	—	6,875	—	107,446
Total	$5,306,430	$6,875	$(1,527,366)	$107,446
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$888,263	$ —	$ —	$2,211,821
Foreign Exchange	—	—	181,008	—
Credit	—	45,253	—	(225,853)
Total	$888,263	$45,253	$181,008	$1,985,968
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.

Notes to Financial Statements (unaudited) - continued
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Notes to Financial Statements (unaudited) - continued
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the

Notes to Financial Statements (unaudited) - continued
cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At April 30, 2021, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash

Notes to Financial Statements (unaudited) - continued
and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to

Notes to Financial Statements (unaudited) - continued
cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, derivative transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/20
Ordinary income (including any short-term capital gains)	$28,550,130
Long-term capital gains	49,952,619
Total distributions	$78,502,749

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/21
Cost of investments	$1,461,123,730
Gross appreciation	429,617,967
Gross depreciation	(18,454,903)
Net unrealized appreciation (depreciation)	$ 411,163,064
As of 10/31/20
Undistributed ordinary income	12,679,220
Undistributed long-term capital gain	92,028,337
Other temporary differences	690,671
Net unrealized appreciation (depreciation)	242,906,644
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/21	Year ended 10/31/20
Class A	$48,345,067	$31,986,644
Class B	1,224,536	934,603
Class C	9,101,442	7,110,833
Class I	37,548,324	25,929,291
Class R1	157,537	89,659
Class R2	332,118	394,419
Class R3	1,389,842	881,022
Class R4	446,686	338,767
Class R6	16,519,567	10,837,511
Total	$115,065,119	$78,502,749
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.84%
In excess of $500 million and up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%

Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended April 30, 2021, this management fee reduction amounted to $101,378, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses , such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.78%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2022. For the six months ended April 30, 2021, this reduction amounted to $516,883, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $49,449 for the six months ended April 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 958,020
Class B	0.75%	0.25%	1.00%	1.00%	101,722
Class C	0.75%	0.25%	1.00%	1.00%	708,116
Class R1	0.75%	0.25%	1.00%	1.00%	12,783
Class R2	0.25%	0.25%	0.50%	0.50%	13,105
Class R3	—	0.25%	0.25%	0.25%	25,083
Total Distribution and Service Fees					$1,818,829
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2021, this rebate amounted to $121, $7, and $2 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2021, were as follows:
Amount
Class A	$2,890
Class B	5,067
Class C	1,633
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2021, the fee was $76,346, which equated to 0.0085% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $727,085.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.0131% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2021, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $54,413 and $572,650, respectively. The sales transactions resulted in net realized gains (losses) of $256,449.
(4) Portfolio Securities
For the six months ended April 30, 2021, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$264,375,071	$269,093,619
Non-U.S. Government securities	578,223,296	680,161,713

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,675,981	$50,938,363	4,464,127	$79,824,616
Class B	4,258	81,788	6,252	115,884
Class C	217,260	4,166,895	481,533	8,740,188
Class I	3,270,526	61,726,843	6,500,510	113,328,499
Class R1	5,194	99,604	17,411	308,290
Class R2	27,753	525,565	76,072	1,343,414
Class R3	92,251	1,761,454	351,291	6,298,909
Class R4	21,299	406,967	67,166	1,208,555
Class R6	1,597,686	30,266,821	3,283,901	57,400,817
	7,912,208	$149,974,300	15,248,263	$268,569,172
Shares issued to shareholders in reinvestment of distributions
Class A	2,372,030	$44,421,230	1,644,550	$29,777,127
Class B	59,730	1,144,807	45,822	855,887
Class C	440,188	8,300,051	323,077	5,939,528
Class I	1,738,778	32,166,836	1,230,716	21,994,988
Class R1	8,408	157,537	4,910	89,659
Class R2	15,593	288,829	11,612	208,954
Class R3	74,503	1,389,842	48,816	881,022
Class R4	23,562	441,776	18,645	337,555
Class R6	759,717	14,055,463	533,493	9,522,107
	5,492,509	$102,366,371	3,861,641	$69,606,827
Shares reacquired
Class A	(3,159,008)	$(60,306,654)	(7,839,615)	$(137,914,440)
Class B	(156,887)	(3,080,599)	(482,677)	(8,650,815)
Class C	(2,014,371)	(38,545,455)	(4,102,276)	(73,060,903)
Class I	(3,861,635)	(72,896,697)	(9,191,794)	(156,851,341)
Class R1	(17,940)	(343,089)	(22,642)	(399,261)
Class R2	(52,002)	(981,055)	(421,912)	(7,406,840)
Class R3	(278,729)	(5,243,930)	(390,718)	(6,849,193)
Class R4	(59,062)	(1,127,521)	(133,837)	(2,402,478)
Class R6	(1,989,451)	(37,707,243)	(3,443,772)	(60,161,924)
	(11,589,085)	$(220,232,243)	(26,029,243)	$(453,697,195)

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	1,889,003	$35,052,939	(1,730,938)	$(28,312,697)
Class B	(92,899)	(1,854,004)	(430,603)	(7,679,044)
Class C	(1,356,923)	(26,078,509)	(3,297,666)	(58,381,187)
Class I	1,147,669	20,996,982	(1,460,568)	(21,527,854)
Class R1	(4,338)	(85,948)	(321)	(1,312)
Class R2	(8,656)	(166,661)	(334,228)	(5,854,472)
Class R3	(111,975)	(2,092,634)	9,389	330,738
Class R4	(14,201)	(278,778)	(48,026)	(856,368)
Class R6	367,952	6,615,041	373,622	6,761,000
	1,815,632	$32,108,428	(6,919,339)	$(115,521,196)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2021, the fund’s commitment fee and interest expense were $3,846 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$53,853,362	$466,515,688	$416,906,097	$—	$—	$103,462,953

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$31,590	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Semiannual Report
April 30, 2021
MFS®  Utilities Fund
MMU-SEM

MFS® Utilities Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand has fueled a surge in economic activity as coronavirus restrictions have been eased. Because of this, inflation pressures are being felt, and markets have pushed up yields on global government bonds, resulting in ripple effects across many financial markets.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, the consequence of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special-purpose acquisition companies (SPACs), and the like, bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
June 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
NextEra Energy, Inc.	8.1%
EDP Renovaveis S.A.	5.7%
Southern Co.	5.5%
Dominion Energy, Inc.	5.0%
Duke Energy Corp.	4.9%
Exelon Corp.	4.8%
Enel S.p.A.	3.3%
Sempra Energy	3.2%
PG&E Corp.	2.9%
DTE Energy Co.	2.9%
Top five industries
Utilities - Electric Power	79.7%
Telecommunications - Wireless	7.3%
Natural Gas - Distribution	6.9%
Cable TV	2.5%
Natural Gas - Pipeline	1.7%
Issuer country weightings (x)
United States	69.8%
Portugal	7.5%
Spain	5.1%
United Kingdom	4.2%
Italy	3.3%
Germany	2.8%
Canada	2.3%
Thailand	0.7%
Greece	0.7%
Other Countries	3.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2020 through April 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	0.99%	$1,000.00	$1,152.24	$5.28
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
B	Actual	1.74%	$1,000.00	$1,148.48	$9.27
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
C	Actual	1.74%	$1,000.00	$1,148.22	$9.27
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
I	Actual	0.74%	$1,000.00	$1,154.18	$3.95
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R1	Actual	1.74%	$1,000.00	$1,148.46	$9.27
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
R2	Actual	1.24%	$1,000.00	$1,151.06	$6.61
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R3	Actual	0.99%	$1,000.00	$1,152.86	$5.28
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R4	Actual	0.74%	$1,000.00	$1,153.75	$3.95
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R6	Actual	0.65%	$1,000.00	$1,154.53	$3.47
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Cable TV – 2.5%
Charter Communications, Inc., “A” (a)	101,381	$ 68,275,034
NOS, SGPS S.A.	3,333,164	12,639,013
		$80,914,047
Natural Gas - Distribution – 6.3%
Atmos Energy Corp.	611,751	$ 63,371,286
China Resources Gas Group Ltd.	3,188,000	17,298,986
Sempra Energy	751,586	103,395,686
UGI Corp.	417,176	18,234,763
		$202,300,721
Natural Gas - Pipeline – 1.7%
Enterprise Products Partners LP	1,385,716	$ 31,885,325
Equitrans Midstream Corp.	1,562,594	12,750,767
Magellan Midstream Partners LP	106,568	4,984,185
Plains All American Pipeline LP	79,094	718,174
Plains GP Holdings LP	394,620	3,701,536
		$54,039,987
Telecommunications - Wireless – 7.3%
Advanced Info Service Public Co. Ltd.	4,233,100	$ 23,247,213
Cellnex Telecom S.A.	1,389,049	78,556,056
KDDI Corp.	581,800	17,599,330
Mobile TeleSystems PJSC, ADR	886,349	7,507,376
Rogers Communications, Inc.	634,819	31,267,089
SBA Communications Corp., REIT	148,766	44,588,146
T-Mobile USA, Inc. (a)	250,695	33,124,330
		$235,889,540
Telephone Services – 1.2%
Hellenic Telecommunications Organization S.A.	1,212,675	$ 20,571,513
Telesites S.A.B. de C.V. (a)	14,600,704	13,788,393
TELUS Corp.	232,051	4,814,140
		$39,174,046
Utilities - Electric Power – 77.6%
AES Corp.	2,645,596	$ 73,600,481
ALLETE, Inc.	262,376	18,460,775
Alliant Energy Corp.	1,174,537	65,973,743
American Electric Power Co., Inc.	606,884	53,836,680
CenterPoint Energy, Inc.	76,326	1,869,224
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
CenterPoint Energy, Inc. (PIPE) (a)(z)	1,480,638	$ 36,260,825
CLP Holdings Ltd.	2,040,500	20,135,087
Dominion Energy, Inc.	2,009,001	160,519,180
DTE Energy Co.	659,841	92,390,937
Duke Energy Corp.	1,576,556	158,743,424
E.ON SE	3,588,393	43,253,623
Edison International	1,549,792	92,135,134
EDP Renovaveis S.A.	7,697,059	183,410,103
Electricite de France S.A.	1,317,073	19,191,426
Emera, Inc. (l)	847,466	38,520,868
Enel S.p.A.	10,641,787	105,768,730
Energias de Portugal S.A.	8,175,925	45,431,976
Entergy Corp.	223,012	24,372,981
Equatorial Energia S.A.	2,910,100	13,441,410
Evergy, Inc.	999,185	63,917,864
Exelon Corp.	3,440,773	154,628,339
FirstEnergy Corp.	1,841,387	69,825,395
Iberdrola S.A.	6,424,660	86,779,674
National Grid PLC	4,787,471	60,206,476
Neoenergia S.A.	2,307,300	6,796,108
NextEra Energy Partners LP	146,412	10,915,015
NextEra Energy, Inc.	3,391,250	262,855,787
PG&E Corp. (a)	8,340,181	94,410,849
Pinnacle West Capital Corp.	406,280	34,391,602
Portland General Electric Co.	362,645	18,444,125
Public Service Enterprise Group, Inc.	929,322	58,695,978
RWE AG	1,271,787	48,224,847
Southern Co.	2,692,350	178,152,800
SSE PLC	3,771,286	76,458,352
Vistra Corp.	1,729,892	29,183,278
		$ 2,501,203,096
Total Common Stocks (Identified Cost, $2,177,109,418)		$ 3,113,521,437
Convertible Preferred Stocks – 2.7%
Natural Gas - Distribution – 0.6%
Sempra Energy, 6.75%	173,133	$ 18,168,577
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – continued
Utilities - Electric Power – 2.1%
CenterPoint Energy, Inc., 7%	1,151,300	$ 51,244,363
DTE Energy Co., 6.25%	175,400	8,899,796
NextEra Energy, Inc., 5.279%	175,500	8,839,935
		$68,984,094
Total Convertible Preferred Stocks (Identified Cost, $77,455,292)		$ 87,152,671
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $16,364,780)	16,364,780	$ 16,364,780
Collateral for Securities Loaned – 0.6%
JPMorgan U.S. Government Money Market Fund, 0.03% (j) (Identified Cost, $20,346,300)	20,346,300	$ 20,346,300
Other Assets, Less Liabilities – (0.4)%		(13,471,567)
Net Assets – 100.0%		$ 3,223,913,621

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,364,780 and $3,221,020,408, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
CenterPoint Energy, Inc. (PIPE)	5/7/20	$23,808,659	$36,260,825
% of Net assets			1.1%
7

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	160,464	USD	192,472	Citibank N.A.	7/16/2021	$746
EUR	626,205	USD	751,794	HSBC Bank	7/16/2021	2,233
USD	107,613,782	EUR	88,540,407	HSBC Bank	5/12/2021	1,149,716
USD	33,112,514	EUR	27,474,000	State Street Bank Corp.	7/16/2021	30,466
						$1,183,161
Liability Derivatives
CAD	530,201	USD	431,710	Merrill Lynch International	7/16/2021	$(286)
CAD	1,732,483	USD	1,410,823	Morgan Stanley Capital Services, Inc.	7/16/2021	(1,106)
USD	48,984,315	CAD	61,739,390	JPMorgan Chase Bank N.A.	7/16/2021	(1,252,910)
USD	3,872,252	EUR	3,246,228	BNP Paribas S.A.	7/16/2021	(36,602)
USD	110,918,693	EUR	92,970,327	Citibank N.A.	7/16/2021	(1,028,924)
USD	137,642,113	EUR	115,396,448	HSBC Bank	7/16/2021	(1,309,288)
USD	14,700,466	EUR	12,322,476	Merrill Lynch International	7/16/2021	(137,298)
USD	714,179	EUR	598,602	State Street Bank Corp.	7/16/2021	(6,612)
USD	83,044,916	GBP	60,452,975	Goldman Sachs International	7/16/2021	(461,136)
USD	7,259,131	GBP	5,279,000	State Street Bank Corp.	7/16/2021	(32,958)
						$(4,267,120)
At April 30, 2021, the fund had cash collateral of $4,580,000 to cover any collateral for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
8

Financial Statements
Statement of Assets and Liabilities
At 4/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $19,210,406 of securities on loan (identified cost, $2,274,911,010)	$3,221,020,408
Investments in affiliated issuers, at value (identified cost, $16,364,780)	16,364,780
Cash	279,186
Restricted cash for
Forward foreign currency exchange contracts	4,580,000
Receivables for
Forward foreign currency exchange contracts	1,183,161
Investments sold	7,751,941
Fund shares sold	1,479,129
Interest and dividends	5,667,447
Other assets	20,621
Total assets	$3,258,346,673
Liabilities
Payables for
Forward foreign currency exchange contracts	$4,267,120
Investments purchased	3,212,870
Fund shares reacquired	5,229,807
Collateral for securities loaned, at value	20,346,300
Payable to affiliates
Investment adviser	102,770
Administrative services fee	2,349
Shareholder servicing costs	863,953
Distribution and service fees	43,487
Payable for independent Trustees' compensation	2,249
Deferred country tax expense payable	128,919
Accrued expenses and other liabilities	233,228
Total liabilities	$34,433,052
Net assets	$3,223,913,621
Net assets consist of
Paid-in capital	$2,221,729,222
Total distributable earnings (loss)	1,002,184,399
Net assets	$3,223,913,621
Shares of beneficial interest outstanding	135,183,319
9

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,962,796,454	82,351,974	$23.83
Class B	58,701,456	2,478,067	23.69
Class C	168,465,939	7,111,161	23.69
Class I	681,504,177	28,455,982	23.95
Class R1	5,248,649	222,209	23.62
Class R2	42,330,256	1,782,167	23.75
Class R3	208,131,604	8,739,292	23.82
Class R4	27,629,296	1,157,774	23.86
Class R6	69,105,790	2,884,693	23.96

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $25.28 [100 / 94.25 x $23.83]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
10

Financial Statements
Statement of Operations
Six months ended 4/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$49,744,422
Other	125,961
Income on securities loaned	18,727
Dividends from affiliated issuers	7,920
Foreign taxes withheld	(1,458,367)
Total investment income	$48,438,663
Expenses
Management fee	$9,355,302
Distribution and service fees	3,988,114
Shareholder servicing costs	1,702,497
Administrative services fee	201,333
Independent Trustees' compensation	20,535
Custodian fee	191,202
Shareholder communications	76,206
Audit and tax fees	33,080
Legal fees	11,864
Miscellaneous	113,120
Total expenses	$15,693,253
Fees paid indirectly	(1,811)
Reduction of expenses by investment adviser and distributor	(178,472)
Net expenses	$15,512,970
Net investment income (loss)	$32,925,693
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $6,382 country tax)	$45,055,754
Forward foreign currency exchange contracts	(10,442,249)
Foreign currency	16,800
Net realized gain (loss)	$34,630,305
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $23,243 decrease in deferred country tax)	$387,170,957
Forward foreign currency exchange contracts	(9,365,339)
Translation of assets and liabilities in foreign currencies	37,677
Net unrealized gain (loss)	$377,843,295
Net realized and unrealized gain (loss)	$412,473,600
Change in net assets from operations	$445,399,293
See Notes to Financial Statements
11

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20
Change in net assets
From operations
Net investment income (loss)	$32,925,693	$79,023,714
Net realized gain (loss)	34,630,305	98,771,100
Net unrealized gain (loss)	377,843,295	(265,288,542)
Change in net assets from operations	$445,399,293	$(87,493,728)
Total distributions to shareholders	$(143,629,480)	$(225,254,336)
Change in net assets from fund share transactions	$(91,242,091)	$(286,299,366)
Total change in net assets	$210,527,722	$(599,047,430)
Net assets
At beginning of period	3,013,385,899	3,612,433,329
At end of period	$3,223,913,621	$3,013,385,899
See Notes to Financial Statements
12

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$21.65	$23.54	$20.08	$20.46	$18.49	$19.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.54	$0.55	$0.55	$0.51(c)	$0.70
Net realized and unrealized gain (loss)	2.99	(0.93)	3.73	(0.35)	2.15	0.07
Total from investment operations	$3.23	$(0.39)	$4.28	$0.20	$2.66	$0.77
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.31)	$(0.49)	$(0.50)	$(0.69)	$(0.46)
From net realized gain	(0.92)	(1.19)	(0.33)	(0.08)	—	(1.07)
Total distributions declared to shareholders	$(1.05)	$(1.50)	$(0.82)	$(0.58)	$(0.69)	$(1.53)
Net asset value, end of period (x)	$23.83	$21.65	$23.54	$20.08	$20.46	$18.49
Total return (%) (r)(s)(t)(x)	15.22(n)	(1.70)	21.94	0.98	14.73(c)	4.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00(a)	1.00	1.00	1.00	1.01(c)	1.00
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	1.01(c)	0.99
Net investment income (loss)	2.10(a)	2.51	2.51	2.70	2.64(c)	3.85
Portfolio turnover	7(n)	30	30	23	24	27
Net assets at end of period (000 omitted)	$1,962,796	$1,744,515	$1,956,524	$1,706,956	$1,951,500	$2,431,147
See Notes to Financial Statements
13

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$21.53	$23.42	$19.98	$20.36	$18.40	$19.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.38	$0.38	$0.39	$0.36(c)	$0.55
Net realized and unrealized gain (loss)	2.99	(0.93)	3.72	(0.35)	2.14	0.08
Total from investment operations	$3.14	$(0.55)	$4.10	$0.04	$2.50	$0.63
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.15)	$(0.33)	$(0.34)	$(0.54)	$(0.32)
From net realized gain	(0.92)	(1.19)	(0.33)	(0.08)	—	(1.07)
Total distributions declared to shareholders	$(0.98)	$(1.34)	$(0.66)	$(0.42)	$(0.54)	$(1.39)
Net asset value, end of period (x)	$23.69	$21.53	$23.42	$19.98	$20.36	$18.40
Total return (%) (r)(s)(t)(x)	14.85(n)	(2.45)	21.02	0.22	13.87(c)	4.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75(a)	1.75	1.75	1.75	1.76(c)	1.75
Expenses after expense reductions (f)	1.74(a)	1.74	1.74	1.74	1.76(c)	1.75
Net investment income (loss)	1.37(a)	1.75	1.76	1.94	1.89(c)	3.05
Portfolio turnover	7(n)	30	30	23	24	27
Net assets at end of period (000 omitted)	$58,701	$63,594	$99,924	$113,779	$156,814	$198,512
See Notes to Financial Statements
14

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$21.53	$23.42	$19.98	$20.36	$18.40	$19.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.38	$0.38	$0.38	$0.36(c)	$0.56
Net realized and unrealized gain (loss)	2.97	(0.93)	3.72	(0.34)	2.14	0.07
Total from investment operations	$3.13	$(0.55)	$4.10	$0.04	$2.50	$0.63
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.15)	$(0.33)	$(0.34)	$(0.54)	$(0.32)
From net realized gain	(0.92)	(1.19)	(0.33)	(0.08)	—	(1.07)
Total distributions declared to shareholders	$(0.97)	$(1.34)	$(0.66)	$(0.42)	$(0.54)	$(1.39)
Net asset value, end of period (x)	$23.69	$21.53	$23.42	$19.98	$20.36	$18.40
Total return (%) (r)(s)(t)(x)	14.82(n)	(2.45)	21.02	0.21	13.87(c)	4.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75(a)	1.75	1.75	1.75	1.76(c)	1.75
Expenses after expense reductions (f)	1.74(a)	1.74	1.74	1.74	1.76(c)	1.75
Net investment income (loss)	1.40(a)	1.76	1.75	1.91	1.90(c)	3.09
Portfolio turnover	7(n)	30	30	23	24	27
Net assets at end of period (000 omitted)	$168,466	$230,614	$370,036	$424,769	$640,795	$757,086
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$21.74	$23.64	$20.16	$20.54	$18.56	$19.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.60	$0.60	$0.60	$0.56(c)	$0.76
Net realized and unrealized gain (loss)	3.01	(0.94)	3.76	(0.35)	2.16	0.06
Total from investment operations	$3.28	$(0.34)	$4.36	$0.25	$2.72	$0.82
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.37)	$(0.55)	$(0.55)	$(0.74)	$(0.50)
From net realized gain	(0.92)	(1.19)	(0.33)	(0.08)	—	(1.07)
Total distributions declared to shareholders	$(1.07)	$(1.56)	$(0.88)	$(0.63)	$(0.74)	$(1.57)
Net asset value, end of period (x)	$23.95	$21.74	$23.64	$20.16	$20.54	$18.56
Total return (%) (r)(s)(t)(x)	15.42(n)	(1.49)	22.26	1.22	15.02(c)	5.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75(a)	0.75	0.75	0.75	0.76(c)	0.75
Expenses after expense reductions (f)	0.74(a)	0.74	0.74	0.74	0.76(c)	0.75
Net investment income (loss)	2.36(a)	2.76	2.77	2.93	2.86(c)	4.18
Portfolio turnover	7(n)	30	30	23	24	27
Net assets at end of period (000 omitted)	$681,504	$626,500	$698,558	$587,221	$682,272	$508,566
See Notes to Financial Statements
16

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$21.47	$23.37	$19.94	$20.32	$18.37	$19.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.37	$0.38	$0.39	$0.36(c)	$0.56
Net realized and unrealized gain (loss)	2.98	(0.92)	3.71	(0.34)	2.13	0.08
Total from investment operations	$3.13	$(0.55)	$4.09	$0.05	$2.49	$0.64
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.16)	$(0.33)	$(0.35)	$(0.54)	$(0.33)
From net realized gain	(0.92)	(1.19)	(0.33)	(0.08)	—	(1.07)
Total distributions declared to shareholders	$(0.98)	$(1.35)	$(0.66)	$(0.43)	$(0.54)	$(1.40)
Net asset value, end of period (x)	$23.62	$21.47	$23.37	$19.94	$20.32	$18.37
Total return (%) (r)(s)(t)(x)	14.85(n)	(2.48)	21.03	0.23	13.84(c)	4.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75(a)	1.75	1.75	1.75	1.76(c)	1.75
Expenses after expense reductions (f)	1.74(a)	1.74	1.74	1.74	1.76(c)	1.75
Net investment income (loss)	1.34(a)	1.75	1.77	1.93	1.90(c)	3.14
Portfolio turnover	7(n)	30	30	23	24	27
Net assets at end of period (000 omitted)	$5,249	$5,171	$6,561	$6,453	$7,623	$10,305
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$21.58	$23.47	$20.03	$20.40	$18.44	$19.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.48	$0.49	$0.50	$0.46(c)	$0.65
Net realized and unrealized gain (loss)	2.98	(0.92)	3.72	(0.35)	2.14	0.07
Total from investment operations	$3.19	$(0.44)	$4.21	$0.15	$2.60	$0.72
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.26)	$(0.44)	$(0.44)	$(0.64)	$(0.41)
From net realized gain	(0.92)	(1.19)	(0.33)	(0.08)	—	(1.07)
Total distributions declared to shareholders	$(1.02)	$(1.45)	$(0.77)	$(0.52)	$(0.64)	$(1.48)
Net asset value, end of period (x)	$23.75	$21.58	$23.47	$20.03	$20.40	$18.44
Total return (%) (r)(s)(t)(x)	15.11(n)	(1.96)	21.59	0.77	14.42(c)	4.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25(a)	1.25	1.25	1.25	1.26(c)	1.25
Expenses after expense reductions (f)	1.24(a)	1.24	1.24	1.24	1.26(c)	1.25
Net investment income (loss)	1.86(a)	2.26	2.26	2.46	2.39(c)	3.61
Portfolio turnover	7(n)	30	30	23	24	27
Net assets at end of period (000 omitted)	$42,330	$41,020	$59,224	$57,733	$78,248	$92,123
See Notes to Financial Statements
18

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$21.63	$23.52	$20.07	$20.45	$18.48	$19.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.54	$0.57	$0.55	$0.51(c)	$0.71
Net realized and unrealized gain (loss)	3.00	(0.93)	3.71	(0.35)	2.15	0.06
Total from investment operations	$3.24	$(0.39)	$4.28	$0.20	$2.66	$0.77
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.31)	$(0.50)	$(0.50)	$(0.69)	$(0.46)
From net realized gain	(0.92)	(1.19)	(0.33)	(0.08)	—	(1.07)
Total distributions declared to shareholders	$(1.05)	$(1.50)	$(0.83)	$(0.58)	$(0.69)	$(1.53)
Net asset value, end of period (x)	$23.82	$21.63	$23.52	$20.07	$20.45	$18.48
Total return (%) (r)(s)(t)(x)	15.29(n)	(1.71)	21.92	0.97	14.74(c)	4.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00(a)	1.00	1.00	1.00	1.01(c)	0.99
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	1.01(c)	0.99
Net investment income (loss)	2.10(a)	2.51	2.63	2.71	2.64(c)	3.91
Portfolio turnover	7(n)	30	30	23	24	27
Net assets at end of period (000 omitted)	$208,132	$201,509	$279,639	$72,490	$99,454	$128,051
See Notes to Financial Statements
19

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$21.67	$23.56	$20.10	$20.48	$18.51	$19.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.60	$0.60	$0.61	$0.56(c)	$0.74
Net realized and unrealized gain (loss)	2.99	(0.93)	3.74	(0.36)	2.15	0.08
Total from investment operations	$3.26	$(0.33)	$4.34	$0.25	$2.71	$0.82
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.37)	$(0.55)	$(0.55)	$(0.74)	$(0.50)
From net realized gain	(0.92)	(1.19)	(0.33)	(0.08)	—	(1.07)
Total distributions declared to shareholders	$(1.07)	$(1.56)	$(0.88)	$(0.63)	$(0.74)	$(1.57)
Net asset value, end of period (x)	$23.86	$21.67	$23.56	$20.10	$20.48	$18.51
Total return (%) (r)(s)(t)(x)	15.37(n)	(1.46)	22.22	1.22	15.01(c)	5.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75(a)	0.75	0.75	0.75	0.76(c)	0.74
Expenses after expense reductions (f)	0.74(a)	0.74	0.74	0.74	0.76(c)	0.74
Net investment income (loss)	2.35(a)	2.76	2.76	3.01	2.89(c)	4.11
Portfolio turnover	7(n)	30	30	23	24	27
Net assets at end of period (000 omitted)	$27,629	$24,920	$49,530	$48,109	$79,612	$89,124
See Notes to Financial Statements
20

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$21.75	$23.64	$20.17	$20.54	$18.56	$19.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.61	$0.61	$0.61	$0.57(c)	$0.78
Net realized and unrealized gain (loss)	3.01	(0.92)	3.76	(0.34)	2.17	0.06
Total from investment operations	$3.29	$(0.31)	$4.37	$0.27	$2.74	$0.84
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.39)	$(0.57)	$(0.56)	$(0.76)	$(0.52)
From net realized gain	(0.92)	(1.19)	(0.33)	(0.08)	—	(1.07)
Total distributions declared to shareholders	$(1.08)	$(1.58)	$(0.90)	$(0.64)	$(0.76)	$(1.59)
Net asset value, end of period (x)	$23.96	$21.75	$23.64	$20.17	$20.54	$18.56
Total return (%) (r)(s)(t)(x)	15.45(n)	(1.36)	22.29	1.36	15.13(c)	5.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66(a)	0.66	0.66	0.66	0.66(c)	0.65
Expenses after expense reductions (f)	0.65(a)	0.65	0.65	0.65	0.66(c)	0.65
Net investment income (loss)	2.43(a)	2.84	2.84	3.02	2.93(c)	4.31
Portfolio turnover	7(n)	30	30	23	24	27
Net assets at end of period (000 omitted)	$69,106	$75,542	$92,437	$119,752	$136,631	$92,898

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Utilities Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the
22

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an
23

Notes to Financial Statements (unaudited) - continued
investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,189,505,494	$36,260,825	$—	$2,225,766,319
Portugal	241,481,092	—	—	241,481,092
Spain	165,335,730	—	—	165,335,730
United Kingdom	136,664,828	—	—	136,664,828
Italy	105,768,730	—	—	105,768,730
Germany	91,478,470	—	—	91,478,470
Canada	74,602,097	—	—	74,602,097
Thailand	—	23,247,213	—	23,247,213
Greece	20,571,513	—	—	20,571,513
Other Countries	115,758,116	—	—	115,758,116
Mutual Funds	36,711,080	—	—	36,711,080
Total	$3,177,877,150	$59,508,038	$—	$3,237,385,188
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$1,183,161	$—	$1,183,161
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,267,120)	—	(4,267,120)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses
24

Notes to Financial Statements (unaudited) - continued
are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, the the may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,183,161	$(4,267,120)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(10,442,249)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(9,365,339)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The
25

Notes to Financial Statements (unaudited) - continued
ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked
26

Notes to Financial Statements (unaudited) - continued
Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $19,210,406. The fair value of the fund's investment securities on loan and a related liability of $20,346,300 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of
27

Notes to Financial Statements (unaudited) - continued
the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, partnership adjustments, certain preferred stock treated as debt for tax purposes, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/20
Ordinary income (including any short-term capital gains)	$48,830,086
Long-term capital gains	176,424,250
Total distributions	$225,254,336
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Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/21
Cost of investments	$2,209,422,237
Gross appreciation	1,052,833,309
Gross depreciation	(24,870,358)
Net unrealized appreciation (depreciation)	$1,027,962,951
As of 10/31/20
Undistributed long-term capital gain	125,903,326
Other temporary differences	(65,983,653)
Net unrealized appreciation (depreciation)	640,494,913
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/21	Year ended 10/31/20
Class A	$83,537,435	$124,296,158
Class B	2,793,722	5,340,809
Class C	9,976,287	20,315,084
Class I	30,730,753	45,518,799
Class R1	229,808	377,701
Class R2	1,863,885	3,503,734
Class R3	9,474,762	16,863,415
Class R4	1,207,361	2,724,606
Class R6	3,815,467	6,314,030
Total	$143,629,480	$225,254,336
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $3 billion	0.60%
In excess of $3 billion and up to $10 billion	0.55%
In excess of $10 billion	0.50%
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Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended April 30, 2021, this management fee reduction amounted to $177,688, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $69,106 for the six months ended April 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,326,029
Class B	0.75%	0.25%	1.00%	1.00%	311,321
Class C	0.75%	0.25%	1.00%	1.00%	964,981
Class R1	0.75%	0.25%	1.00%	1.00%	26,089
Class R2	0.25%	0.25%	0.50%	0.50%	102,655
Class R3	—	0.25%	0.25%	0.25%	257,039
Total Distribution and Service Fees					$3,988,114
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2021, this rebate amounted to $661, $37, $3, $26, $3, and $54 for Class A, Class B, Class C, Class R1, Class R2, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
30

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2021, were as follows:
Amount
Class A	$3,463
Class B	16,924
Class C	5,986
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2021, the fee was $242,390, which equated to 0.0155% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,460,107.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.0128% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $5,265,397. The sales transactions resulted in net realized gains (losses) of $962,614.
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Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2021, this reimbursement amounted to $125,798, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended April 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $212,352,925 and $450,603,973, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,660,265	$127,724,535	8,208,261	$175,835,077
Class B	12,470	279,304	38,789	827,910
Class C	264,859	6,009,966	757,028	16,465,110
Class I	2,944,799	67,242,911	6,660,790	143,615,462
Class R1	22,576	507,492	71,085	1,530,447
Class R2	212,266	4,815,056	378,555	8,221,959
Class R3	449,804	10,260,087	863,414	18,779,058
Class R4	158,807	3,596,256	354,595	7,700,832
Class R6	619,431	14,141,070	964,865	21,303,243
	10,345,277	$234,576,677	18,297,382	$394,279,098
Shares issued to shareholders in reinvestment of distributions
Class A	3,484,382	$78,420,661	5,314,607	$118,323,319
Class B	112,494	2,516,758	211,649	4,717,683
Class C	439,782	9,839,146	806,571	17,971,808
Class I	1,200,934	27,158,754	1,800,295	40,214,092
Class R1	10,300	229,808	17,007	377,693
Class R2	82,503	1,850,495	153,685	3,421,186
Class R3	421,333	9,474,726	756,956	16,863,343
Class R4	48,658	1,096,496	114,645	2,564,559
Class R6	112,584	2,546,352	194,468	4,345,663
	5,912,970	$133,133,196	9,369,883	$208,799,346
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Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(7,374,009)	$(167,941,548)	(16,052,170)	$(341,612,028)
Class B	(600,233)	(13,594,040)	(1,563,212)	(33,277,541)
Class C	(4,304,031)	(96,143,948)	(6,652,430)	(141,067,822)
Class I	(4,501,683)	(102,603,379)	(9,201,704)	(193,594,078)
Class R1	(51,462)	(1,161,460)	(128,074)	(2,648,049)
Class R2	(413,284)	(9,375,808)	(1,154,836)	(24,400,870)
Class R3	(1,446,754)	(33,055,029)	(4,192,699)	(89,423,643)
Class R4	(199,664)	(4,550,155)	(1,421,419)	(30,245,064)
Class R6	(1,320,633)	(30,526,597)	(1,595,753)	(33,108,715)
	(20,211,753)	$(458,951,964)	(41,962,297)	$(889,377,810)
Net change
Class A	1,770,638	$38,203,648	(2,529,302)	$(47,453,632)
Class B	(475,269)	(10,797,978)	(1,312,774)	(27,731,948)
Class C	(3,599,390)	(80,294,836)	(5,088,831)	(106,630,904)
Class I	(355,950)	(8,201,714)	(740,619)	(9,764,524)
Class R1	(18,586)	(424,160)	(39,982)	(739,909)
Class R2	(118,515)	(2,710,257)	(622,596)	(12,757,725)
Class R3	(575,617)	(13,320,216)	(2,572,329)	(53,781,242)
Class R4	7,801	142,597	(952,179)	(19,979,673)
Class R6	(588,618)	(13,839,175)	(436,420)	(7,459,809)
	(3,953,506)	$(91,242,091)	(14,295,032)	$(286,299,366)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings,
33

Notes to Financial Statements (unaudited) - continued
at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2021, the fund’s commitment fee and interest expense were $7,053 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$14,784,441	$206,844,276	$205,263,937	$—	$—	$16,364,780

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,920	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
34

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 15, 2021

*	Print name and title of each signing officer under his or her signature.